As filed with the Securities and Exchange Commission on April 28, 2014

Registration Nos. 033-05033

811-04642

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74	☒

(check appropriate box or boxes)

Virtus Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 248-7971

100 Pearl Street

Hartford, CT 06103

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, CT 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Stacy H. Louizos, Esq.

Sullivan&Worcester LLP

1200 Avenue of the Americas

New York, NY 10104

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Capital Growth Series

The Prospectus describes the Virtus Capital Growth Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Capital Growth Series

Virtus Capital Growth Series
Fund Summary
Investment Objective
The Series has an investment objective of long-term growth of capital.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Capital Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A

Shareholder Fees	None

Annual Series Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):	Class A

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.24%
Total Annual Series Operating Expenses	1.19%
Less: Expense Reimbursements(2)	(0.16%)
Net Annual Series Operating Expenses(2)	1.03%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.03%, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$105	$362	$639	$1,429
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a select group of large-cap growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles.
Under normal conditions, the Series invests at least 80% of its assets in equity securities of large capitalization companies. The subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index. The Series may also invest in small and medium capitalization companies. Generally, the Series invests in approximately 30-50 securities at any given time.
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Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Growth Stocks Risk.  The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
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  Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the Russell 1000® Growth Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	1Q/2012:	16.59%	Worst Quarter:	3Q/2011:	-20.30%	Year to date (3/31/14):	-1.37%
2Virtus Capital Growth Series

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	29.44%	15.96%	4.45%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
Russell 1000® Growth Index (does not reflect fees or expenses)	33.48%	20.39%	7.83%
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA, is the subadviser to the Series (since September 2011).
Portfolio Managers
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  Doug Foreman, CFA,  Chief Investment Officer and Director of Equities at Kayne. Mr. Foreman has served as a Portfolio Manager of the Series since November 2011.
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  Gregory Toppe, CFA,  Portfolio Manager and Senior Research Analyst at Kayne. Mr. Toppe has served as a Portfolio Manager of the Series since November 2011.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies
Under normal circumstances, the Series invests at least 80% of its assets in equity securities of large capitalization companies. The subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 1000® Growth Index. Because large capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2013, the market capitalization range of companies included in the Russell 1000® Growth Index was $441 million to $501 billion. The Series’ policy of investing 80% of its assets in large capitalization companies may be changed only upon 60 days’ written notice to shareholders. The Series may also invest in small and medium capitalization companies.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value. Generally, the Series invests in approximately 30-50 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities Risk
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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  Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
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  Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Limited Number of Investments Risk
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
4Virtus Capital Growth Series

Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Kayne, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Kayne, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $250 million	$250+ million through $500 million	Over $500 million
0.70%	0.65%	0.60%
For its last fiscal year, the Series paid advisory fees at the rate 0.70% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.03% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c)
Virtus Capital Growth Series5

continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Kayne, an affiliate of VIA, has served as subadviser to the Series since September 2011. Kayne is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2013, Kayne had approximately $9.2 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays Kayne for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
The following individuals are the members of the team of equity investment professionals jointly and primarily responsible for the day-to-day management of the Series’ portfolio.
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  Doug Foreman, CFA.  Mr. Foreman has served as a Portfolio Manager since 2011. Mr. Foreman is Chief Investment Officer, Director of Equities and a member of the Executive Management Committee at Kayne. Before joining Kayne in 2011, he was director of equities at HighMark Capital Management (2009 to 2011). Prior to HighMark, Mr. Foreman was retired for two years (2007 to 2008) and was group managing director and chief investment officer of U.S. equities at Trust Company of the West (“TCW”) (1994 to 2006).
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  Gregory Toppe, CFA.  Mr. Toppe has served as a Portfolio Manager since 2011. Mr. Toppe is a Portfolio Manager and Senior Research Analyst at Kayne, with primary research responsibilities for the large cap industrial sector. Before joining Kayne in 2008, he was an equity analyst at Mt. Eden Investment Advisors (2006 to 2008). Prior to that, he was a research analyst and portfolio specialist at Fisher Investments (2000 to 2004) and earned an MBA from the University of Wisconsin (2004 to 2006).
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
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  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.
6Virtus Capital Growth Series

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  Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.
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  Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase.
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  Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.
Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series’ income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
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In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the Series.
Early payoffs in the loans underlying such securities may result in the Series receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest proceeds at lower interest rates, causing the Series to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
8Virtus Capital Growth Series

Distribution Plan
The Trust, on behalf of each series of the Trust, including Class A Shares of the Capital Growth Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Virtus Capital Growth Series9

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
•
  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
•
  increased brokerage and administrative expenses.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
10Virtus Capital Growth Series

Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or
Virtus Capital Growth Series11

limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
12 Virtus Capital Growth Series

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Capital Growth Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$15.82	13.99	14.67	12.83	9.95
Net Investment Income (Loss)(1)	0.04	0.11	0.01	0.05	0.09
Net Realized and Unrealized Gain (Loss)	4.61	1.81	(0.68)	1.85	2.89
Total from Investment Operations	4.65	1.92	(0.67)	1.90	2.98
Dividends from Net Investment Income	(0.06)	(0.09)	(0.01)	(0.06)	(0.10)
Distributions from Net Realized Gains	—	—	—	—	—
Total Distributions	(0.06)	(0.09)	(0.01)	(0.06)	(0.10)
Change in Net Asset Value	4.59	1.83	(0.68)	1.84	2.88
Net Asset Value, End of Period	$20.41	15.82	13.99	14.67	12.83
Total Return(2)	29.44%	13.76	(4.60)	14.88	29.93
Net Assets, End of Period (in thousands)	$218,264	189,975	189,689	228,109	236,409
Ratio of Net Operating Expenses to Average Net Assets(3)	1.03%	0.96 (4)	0.95	0.95	0.95
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.14%	1.13	1.15	1.05	1.07
Ratio of Net Investment Income to Average Net Assets	0.19%	0.68	0.04	0.36	0.85
Portfolio Turnover Rate	30%	16	127	166	107
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
Virtus Capital Growth Series13

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8501

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Growth & Income Series

The Prospectus describes the Virtus Capital Growth Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Growth & Income Series

Virtus Growth & Income Series
Fund Summary
Investment Objective
The Series has investment objectives of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Growth & Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A

Shareholder Fees	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.24%
Total Annual Series Operating Expenses	1.19%
Less: Expense Reimbursements(2)	(0.21%)
Net Annual Series Operating Expenses(2)	0.98%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$100	$357	$634	$1,425
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
A core portfolio, the Series focuses on large-cap U.S. stocks employing a Growth at a Reasonable Price philosophy in the security selection process.
Under normal circumstances, the Series invests at least 65% of its assets in common stocks, and generally the subadviser intends to invest nearly all of the Series’ assets in common stocks. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Series may invest in mid- and small-cap issuers as well. As of December 31, 2013, the market capitalization of companies included in the Russell 1000® Index was $441.66 million to $500.74 billion.
Virtus Growth & Income Series 1

Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
>
  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	2Q/2009:	17.78%	Worst Quarter:	4Q/2008:	-20.13%	Year to date (3/31/14):	2.90%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	31.81%	15.70%	6.92%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
Updated performance information is available at virtus.com or by calling 800-367-5877.
2Virtus Growth & Income Series

Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Euclid Advisors LLC (“Euclid”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
>
  David Dickerson,  Managing Director at Euclid. Mr. Dickerson has served as a Portfolio Manager of the Series since 2009.
>
  Carlton Neel,  Senior Managing Director at Euclid. Mr. Neel has served as a Portfolio Manager of the Series since 2009.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
Virtus Growth & Income Series3

More About Principal Investment Strategies
The Series invests in equity securities, primarily common stocks. Under normal circumstances, the Series will invest at least 65% of its assets in common stocks, and generally the subadviser intends to invest nearly all of the Series’ assets in common stocks, rather than holding significant amounts of cash and short-term investments.
The adviser employs a Growth at a Reasonable Price (GARP) philosophy in its security selection process. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Series may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of December 31, 2013, the market capitalization of companies included in the Russell 1000® Index was $441.66 million to $500.74 billion.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objectives.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
•
  Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•
  Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
4 Virtus Growth & Income Series

Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Euclid, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Euclid, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $250 million	$250+ million through $500 million	Over $500 million
0.70%	0.65%	0.60%
For its last fiscal year, the Series paid advisory fees at the rate 0.70% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Euclid, an affiliate of VIA, has served as subadviser to the Series since September 2011. Euclid has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. Euclid acts as subadviser to mutual funds. As of December 31, 2013 Euclid had approximately $11.9 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays Euclid for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Virtus Growth & Income Series5

Portfolio Management
David Dickerson and Carlton Neel have managed the investments of the Series since March 2009, and are jointly and primarily responsible for the day-to-day management of the Series’ investments.
>
  Mr. Dickerson  is Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig Advisers LLC (“Zweig”). He also serves as portfolio manager for several other open-end and closed-end funds managed by Euclid or Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.
>
  Mr. Neel  is Senior Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig. He also serves as portfolio manager of several other open-end and closed-end funds managed by Euclid or Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number the former Phoenix-Zweig mutual funds.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Debt Securities Risk
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
•
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.
•
  Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.
•
  Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase.
•
  Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.
Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some
6Virtus Growth & Income Series

securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series' income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
•
  Financial Futures and Related Options. The Series may use financial futures contracts and related options for hedging purposes. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign
Virtus Growth & Income Series7

security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan
The Trust, on behalf of each series of the Trust, including Class A Shares of the Growth & Income Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
8Virtus Growth & Income Series

More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
Virtus Growth & Income Series9

•
  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
•
  increased brokerage and administrative expenses.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
10Virtus Growth & Income Series

Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi)
Virtus Growth & Income Series11

information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
12 Virtus Growth & Income Series

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Growth & Income Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$14.23	12.51	12.82	11.49	9.45
Net Investment Income (Loss)(1)	0.11	0.12	0.09	0.11	0.13
Net Realized and Unrealized Gain (Loss)	4.39	1.73	(0.30)	1.34	2.07
Total from Investment Operations	4.50	1.85	(0.21)	1.45	2.20
Dividends from Net Investment Income	(0.14)	(0.13)	(0.10)	(0.12)	(0.16)
Distributions from Net Realized Gains	(1.36)	—	—	—	—
Total Distributions	(1.50)	(0.13)	(0.10)	(0.12)	(0.16)
Change in Net Asset Value	3.00	1.72	(0.31)	1.33	2.04
Net Asset Value, End of Period	$17.23	14.23	12.51	12.82	11.49
Total Return(2)	31.81	14.77	(1.66)	12.83	23.50
Net Assets, End of Period (in thousands)	$150,383	137,385	148,283	189,361	90,300
Ratio of Net Operating Expenses to Average Net Assets(3)	0.98%	0.91 (4)	0.90	0.90	0.94
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.14%	1.14	1.16	1.07	1.11
Ratio of Net Investment Income to Average Net Assets	0.84%	0.83	0.69	0.98	1.35
Portfolio Turnover Rate	54%	73	36	39	109
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
Virtus Growth & Income Series13

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8503

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus International Series

The Prospectus describes the Virtus International Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus International Series

Virtus International Series
Fund Summary
Investment Objective
The Series has an investment objective of high total return consistent with reasonable risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus International Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A	Class I

Shareholder Fees	None	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I

Management Fees	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.24%	0.24%
Total Annual Series Operating Expenses	1.23%	0.98%
Less: Expense Reimbursements(2)	(0.05%)	(0.05%)
Net Annual Series Operating Expenses(2)	1.18%	0.93%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.18% for Class A Shares and 0.93% for Class I Shares, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$120	$385	$671	$1,484
Class I	$95	$307	$537	$1,197
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world, including emerging markets. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in no fewer than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.
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The Series will invest primarily in common stocks of established non-U.S. companies, as well as preferred stock and depositary receipts, believed to have potential for capital growth, income or both.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.
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  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Preferred Stock Risk.  The risk that preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the Series invests (the MSCI EAFE® Index (net)) and a broad-based U.S. market index (the S&P 500® Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus International Series

Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	2Q/2009:	26.08%	Worst Quarter:	4Q/2008:	-21.56%	Year to date (3/31/14):	2.96%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	7.78%	13.72%	9.30%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
MSCI EAFE® Index (net) (does not reflect fees or expenses)	22.78%	12.44%	6.91%
Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Aberdeen Asset Management Inc. (“AAMI”), a wholly owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen”), is the subadviser to the Series.
Portfolio Managers
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  Jamie Cumming, CFA,  Senior Investment Manager at AAMI and Aberdeen. Mr. Cumming has served as a Portfolio Manager of the Series since 2003.
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  Stephen Docherty,  Head of Global Equities at AAMI and Aberdeen. Mr. Docherty has served as a Portfolio Manager of the Series since 2000.
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  Samantha Fitzpatrick, CFA,  Senior Investment Manager at AAMI and Aberdeen. Ms. Fitzpatrick has served as a Portfolio Manager of the Series since 2001.
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  Stewart Methven,  Senior Investment Manager at AAMI and Aberdeen. Mr. Methven has served as a Portfolio Manager of the Series since July 2013.
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  Bruce Stout,  Senior Investment Manager at AAMI and Aberdeen. Mr. Stout has served as a Portfolio Manager of the Series since 2000.
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Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus International Series

More About Principal Investment Strategies
The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in no fewer than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.
The Series will invest primarily in common stocks of established non-U.S. companies, as well as preferred stocks, and depositary receipts, believed to have potential for capital growth, income or both. The Series may invest in any amount for capital growth or for income. In determining whether assets will be invested for capital growth or for income, the subadviser will analyze the international equity and fixed-income markets and assess the degree of risk and level of return that can be expected from each market.
Country and geographic allocations are based on such economic, monetary and political factors as:
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  prospects for relative economic growth among countries;
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  expected levels of inflation;
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  government policies influencing business decisions;
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  relative price levels of the various capital markets;
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  the outlook for currency relationships; and
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  the range of individual investment opportunities available.
The Series’ policy of investing 80% of its assets in non-U.S. issuers located in no fewer than three countries may be changed only upon 60 days’ written notice to shareholders.
The Series intends to invest primarily in established companies in countries with either developed or emerging markets. As of December 31, 2013, the market capitalization range for the Series’ equity securities was $4.2 billion to $236.8 billion.
Within the designated country allocations, the subadviser uses primary research to select individual securities for investment based on factors such as industry growth, management strength and treatment of minority shareholders, financial soundness, market share, company valuation and earnings strength.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Depositary Receipts Risk
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to
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events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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  Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Foreign Investing Risks
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
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  Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.
To the extent that the Series invests a significant portion of its assets in a particular country or region, the Series will be more vulnerable to financial, economic, political and other developments affecting the fiscal stability of that country or region, and conditions that negatively impact that country or region will have a greater impact on the Series as compared with the Series that does not have its holdings concentrated in a particular country or region.
Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
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Preferred Stock Risk
Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Aberdeen, to serve as subadviser and perform the day-to-day portfolio management of the Series. Aberdeen, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $250 million	$250+ million through $500 million	Over $500 million
0.75%	0.70%	0.65%
For its last fiscal year, the Series paid advisory fees at the rate 0.74% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.18% of the Series’ Class A Shares and 0.93% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c)
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continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
AAMI is the subadviser to the Series. AAMI's principal offices are located at 1735 Market Street, 32nd Floor, Philadelphia, PA 19103. AAMI is a wholly owned subsidiary of Aberdeen which was founded in 1983 and through subsidiaries operating worldwide, provides investment management services for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities, and private clients, in addition to U.S. registered investment companies. As of December 31, 2013, Aberdeen and its advisory subsidiaries had approximately $320.6 billion in assets under management. Aberdeen’s principal offices are located at Bow Bells House, 1 Bread Street, London EC4M 9HH.
From its investment advisory fee, VIA, not the Series, pays AAMI for its subadvisory services at the annual rate of 0.25% of the Series’ average daily net assets.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
The Series is managed by Aberdeen’s Global Equities team of investment professionals. The Series is managed by a team approach. Listed below are five key members of the Global Equities team. The team members are all based in Edinburgh, Scotland. The Global Equities team uses Aberdeen’s regional specialists around the world who formulate a “best ideas” list, which is the global equity buy list. The team operates in an open-plan environment with collective responsibility for investment decisions/ideas.
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  Jamie Cumming, CFA.  Mr. Cumming has served on the Series’ portfolio management team since 2003. Mr. Cumming joined Aberdeen in 2003 and currently serves as a Senior Investment Manager on the Global Equities team.
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  Stephen Docherty.  Mr. Docherty has served on the Series’ portfolio management team since 2000. Mr. Docherty joined Aberdeen in 1994 and has been Head of Global Equities since 2003. He is responsible for all matters relating to the management of Aberdeen’s global equity funds.
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  Samantha Fitzpatrick, CFA.  Ms. Fitzpatrick has served on the Series’ portfolio management team since 2001. Ms. Fitzpatrick serves as a Senior Investment Manager on the Global Equities team. She joined Aberdeen in 2001, via the acquisition of Murray Johnstone, where she worked as a performance & risk analyst before joining the Global Equity team in 2000.
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  Steward Methven.  Mr. Methven has served on the Series’ portfolio management team since July 2013. Mr. Methven serves as a Senior Investment Manager on the Global Equities team. He joined Aberdeen in 2003, via the acquisition of Edinburgh Fund Managers, where he was an investment manager on the Pan-European Equity team (since 1996).
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  Bruce Stout.  Mr. Stout has served on the Series’ portfolio management team since 2000. Mr. Stout joined Aberdeen in 2000 and serves as a Senior Investment Manager on the Global Equities team.
All investment decisions are made by the team as a whole and not by any one individual. Aberdeen does not employ separate research analysts. Instead, the investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. (Note that managers do not make investment decisions unilaterally.) The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the companies in which the team invests.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
8Virtus International Series

Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.
One or more of the following risks may apply to the Series indirectly through its investments in other investment companies, including exchange-traded funds (“ETFs”). The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series’ income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series’ income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
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  Equity Equivalent Investments. The Series may invest in equity equivalents, which include stock index futures contracts. Stock index futures contracts are agreements whereby two parties agree to take or make delivery of an amount of cash based on the value of an index on a specified future date. Investment in index futures contracts allows an investor to participate in the performance of the index without the costs of buying the stocks comprising the index. Equity equivalents may be used for several purposes: (i) to simulate full investment in the underlying index while retaining a cash balance for fund management purposes; (ii) to facilitate trading; (iii) to reduce transaction costs; or (iv) to seek higher investment returns where an equity equivalent is priced more attractively than securities in the index.
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Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Investments in Other Investment Companies and Exchange-Traded Funds
The Series may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value.
The Series may invest in other investment companies to take advantage of investment opportunities in certain countries where the Series otherwise would not be able to invest or where the size of a Series investment in a particular country would be too small.
The Series may also acquire ETFs or similar securities in order to achieve market or industry exposure pending direct investments in equity securities. An ETF is an investment company the shares of which are continuously offered at net asset value only in large aggregations, but are traded on an exchange in smaller amounts.
Assets invested in other investment companies incur a layering of expenses including operating costs, advisory fees and administrative fees that investors in the Series will indirectly bear.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Small and Medium Market Capitalization Companies
The Series may invest in companies with small and medium capitalizations, which often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Distribution Plan (Class A Shares only)
The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the International Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan
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with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Virtus International Series11

Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
•
  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
•
  increased brokerage and administrative expenses.
Because the Series invests primarily in international securities, it may be more susceptible to pricing arbitrage opportunities than a fund that invests primarily in domestic securities as a result of time zone differences between the closing of international and domestic markets.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
12Virtus International Series

Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the
Virtus International Series13

adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
14 Virtus International Series

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus International Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$17.30	15.28	16.45	14.86	10.95
Net Investment Income (Loss)(1)	0.35	0.41	0.47	0.35	0.31
Net Realized and Unrealized Gain (Loss)	0.97	2.06	(1.21)	1.61	4.01
Total from Investment Operations	1.32	2.47	(0.74)	1.96	4.32
Dividends from Net Investment Income	(0.39)	(0.45)	(0.43)	(0.37)	(0.41)
Distributions from Net Realized Gains	—	—	—	—	—
Total Distributions	(0.39)	(0.45)	(0.43)	(0.37)	(0.41)
Change in Net Asset Value	0.93	2.02	(1.17)	1.59	3.91
Net Asset Value, End of Period	$18.23	17.30	15.28	16.45	14.86
Total Return(2)	7.78%	16.52	(4.57)	13.47	39.87
Net Assets, End of Period (in thousands)	$317,726	341,717	335,529	403,607	421,706
Ratio of Net Operating Expenses to Average Net Assets(3)	1.18%	1.06 (4)	1.03	1.03	1.03
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.18%	1.18	1.19	1.08	1.08
Ratio of Net Investment Income to Average Net Assets	1.97%	2.53	2.91	2.36	2.55
Portfolio Turnover Rate	11%	13	17	24	26
Virtus International Series15

Virtus International Series—Class I Shares

4/30/13(5) to 12/31/13

Net Asset Value, Beginning of Period	$18.40
Net Investment Income (Loss)(1)	0.18
Net Realized and Unrealized Gain (Loss)	0.08
Total from Investment Operations	0.26
Dividends from Net Investment Income	(0.44)
Distributions from Net Realized Gains	—
Total Distributions	(0.44)
Change in Net Asset Value	(0.18)
Net Asset Value, End of Period	$18.22
Total Return(2)	1.17%
Net Assets, End of Period (in thousands)	$104
Ratio of Net Operating Expenses to Average Net Assets(3)	0.93%
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	0.93%
Ratio of Net Investment Income to Average Net Assets	1.54%
Portfolio Turnover Rate	11%
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
(5)
  Inception Date.
16Virtus International Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8500

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Multi-Sector Fixed Income Series

The Prospectus describes the Virtus Multi-Sector Fixed Income Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Multi-Sector Fixed Income Series

Virtus Multi-Sector Fixed Income Series
Fund Summary
Investment Objective
The Series has an investment objective of long-term total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Multi-Sector Fixed Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A	Class I

Shareholder Fees	None	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class A	Class I

Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.26%	0.26%
Total Annual Series Operating Expenses	1.01%	0.76%
Less: Expense Reimbursements(2)	(0.07%)	(0.07%)
Net Annual Series Operating Expenses(2)	0.94%	0.69%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares and 0.69% for Class I Shares, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$96	$315	$551	$1,230
Class I	$70	$236	$415	$936
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to generate high current income and total return by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The Series seeks diversification among 14 sectors in order to increase return potential and reduce risk.
Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. The subadviser intends to invest the Series’ assets in the following sectors of fixed income securities:
Virtus Multi-Sector Fixed Income Series1

•
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;
•
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series’ assets);
•
  Investment grade securities; and
•
  High yield-high risk fixed income securities of U.S. issuers (so called “junk bonds”) (limited to 50% of the Series’ assets).
The Series may invest in all or some of these sectors.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
>
  Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>
  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>
  Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
>
  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
>
  Interest Rate Risk.  The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
>
  Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
>
  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.
>
  U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.
2 Virtus Multi-Sector Fixed Income Series

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	2Q/2009:	15.10%	Worst Quarter:	4Q/2008:	-11.35%	Year to date (3/31/14):	2.62%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	2.25%	14.12%	6.71%
Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	-2.02%	4.44%	4.55%
Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA, is the subadviser to the Series (since June 2011).
Portfolio Manager
>
  David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as Portfolio Manager of the Series since 1998.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Virtus Multi-Sector Fixed Income Series3

Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Multi-Sector Fixed Income Series

More About Principal Investment Strategies
Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. As of the date of this Prospectus, the subadviser intends to invest the Series’ assets in the following sectors of fixed income securities:
•
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;
•
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series’ assets);
•
  Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities; and
•
  High yield-high risk fixed income securities of U.S. issuers (so-called “junk bonds”) (limited to 50% of the Series’ assets).
The Series may invest in all or some of these sectors. If after the time of investment the rating declines, the Series is not obligated to sell the security. The Series’ policy of investing 80% of its assets in fixed income securities may be changed only upon 60 days’ written notice to shareholders.
Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of Series investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.
The Series manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the Series’ average duration is maintained at a level similar to that of its benchmark, the Barclays U.S. Aggregate Bond Index. As of December 31, 2013, the modified adjusted duration of the Barclays U.S. Aggregate Bond Index was 5.47 years; the modified adjusted duration of the Series was 3.97 years. Typically, for a Series maintaining a modified adjusted duration of 3.97 years, a one percent increase in interest rates would cause a 3.97% decrease in the value of the Series’ fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the Series’ fixed income assets to increase by 3.97%.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the Series’ assets in cash or cash equivalents. When this allocation happens, the Series may not achieve its investment objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Debt Securities Risks
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
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  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.
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  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.
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  Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase.
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  Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.
Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
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  Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
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  Liquidity Risk. Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
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  Long-Term Maturities/Duration Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.
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  Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, the Series may not be able to reinvest the proceeds at comparable rates of return.
Foreign Investing Risks
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
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  Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.
To the extent that the Series invests a significant portion of its assets in a particular country or region, the Series will be more vulnerable to financial, economic, political and other developments affecting the fiscal stability of that country or region, and conditions that negatively impact that country or region will have a greater impact on the Series as compared with the Series that does not have its holdings concentrated in a particular country or region.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk
Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Series pursues missed payments, there is a risk that Series expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Mortgage-Backed and Asset-Backed Securities Risk
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the Series.
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Early payoffs in the loans underlying such securities may result in the Series receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest proceeds at lower interest rates, causing the Series to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
U.S. Government Securities Risk
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Newfleet, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Newfleet, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $250 million	$250+ million through $500 million	Over $500 million
0.50%	0.45%	0.40%
For its last fiscal year, the Series paid advisory fees at the rate 0.50% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.94% of the Series’ Class A Shares and 0.69% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated
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subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Newfleet, an affiliate of VIA, is the subadviser to the Series (since 2011) and is located at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2013, Newfleet had approximately $12.4 billion in assets under management. Newfleet has been an investment adviser since 1989.
From its investment advisory fee, VIA, not the Series, pays Newfleet for its subadvisory services at the annual rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013, contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
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  David L. Albrycht, CFA.  Mr. Albrycht is President and Chief Investment Officer at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the Series since 1998. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds as well as two closed-end funds, an exchange-traded fund and a UCIT.
The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.
Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in fixed income securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
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Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series’ income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Currency Transactions
The Series may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the Series’ exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of
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liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Repurchase Agreements
The Series may invest in repurchase agreements with commercial banks, brokers and dealers considered by the subadviser to be creditworthy. Such agreements subject the Series to the risk of default or insolvency of the counterparty.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Unrated Fixed Income Securities
The Series may invest in unrated fixed income securities. The Series’ subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the Series’ investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
When-Issued and Delayed-Delivery Securities
The Series may purchase securities on a when-issued or delayed-delivery basis. The value of the security on its settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the Series, the value of the Series’ shares may decline.
Zero Coupon, Step coupon, Deferred Coupon and PIK Bonds
The Series may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Series will not receive cash payments earned on these securities on a current basis, the Series may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.
Distribution Plan (Class A Shares only)
The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Multi-Sector Fixed Income Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
Virtus Multi-Sector Fixed Income Series11

More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
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  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
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  increased brokerage and administrative expenses.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Virtus Multi-Sector Fixed Income Series13

Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi)
14Virtus Multi-Sector Fixed Income Series

information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Multi-Sector Fixed Income Series15

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Multi-Sector Fixed Income Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$9.88	9.18	9.55	8.98	6.86
Net Investment Income (Loss)(1)	0.51	0.58	0.63	0.61	0.57
Net Realized and Unrealized Gain (Loss)	(0.30)	0.74	(0.34)	0.65	2.15
Total from Investment Operations	0.21	1.32	0.29	1.26	2.72
Dividends from Net Investment Income	(0.55)	(0.62)	(0.66)	(0.69)	(0.60)
Distributions from Net Realized Gains	—	—	—	—	—
Total Distributions	(0.55)	(0.62)	(0.66)	(0.69)	(0.60)
Change in Net Asset Value	(0.34)	0.70	(0.37)	0.57	2.12
Net Asset Value, End of Period	$9.54	9.88	9.18	9.55	8.98
Total Return(2)	2.25%	14.69	2.99	14.36	40.13
Net Assets, End of Period (in thousands)	$171,995	203,775	197,016	227,860	206,107
Ratio of Net Operating Expenses to Average Net Assets(3)	0.94%	0.78 (4)	0.75	0.75	0.75
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	0.96%	0.94	0.97	0.85	0.84
Ratio of Net Investment Income to Average Net Assets	5.23%	5.94	6.50	6.48	7.06
Portfolio Turnover Rate	56%	85	39	56	72
Virtus Multi-Sector Fixed Income Series—Class I Shares

4/30/13(5) to 12/31/13

Net Asset Value, Beginning of Period	$10.19
Net Investment Income (Loss)(1)	0.36
Net Realized and Unrealized Gain (Loss)	(0.44)
Total from Investment Operations	(0.08)
Dividends from Net Investment Income	(0.58)
Distributions from Net Realized Gains	—
Total Distributions	(0.58)
Change in Net Asset Value	(0.66)
Net Asset Value, End of Period	$9.53
Total Return(2)	(0.89)%
Net Assets, End of Period (in thousands)	$124
Ratio of Net Operating Expenses to Average Net Assets(3)	0.69%
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	0.71%
Ratio of Net Investment Income to Average Net Assets	5.54%
Portfolio Turnover Rate	56%
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
16Virtus Multi-Sector Fixed Income Series

(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
(5)
  Inception Date.
Virtus Multi-Sector Fixed Income Series17

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8504

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Premium AlphaSector® Series

The Prospectus describes the Virtus Premium AlphaSector® Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Premium AlphaSector® Series

Virtus Premium AlphaSector® Series
Fund Summary
Investment Objective
The Series has an investment objective of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Premium AlphaSector® Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A	Class I

Shareholder Fees	None	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class I

Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.49%	0.49%
Acquired Fund Fees and Expenses	0.17%	0.17%
Total Annual Series Operating Expenses	2.01%	1.76%
Less: Expense Reimbursements(2)	(0.14%)	(0.14%)
Net Annual Series Operating Expenses(2)	1.87%	1.62%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares, through April 30, 2015. After April 30, 2015, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$190	$617	$1,070	$2,326
Class I	$165	$541	$941	$2,062
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to track the Premium AlphaSector® Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. (“NASDAQ”). The Series may invest in exchange-traded funds (“ETFs”) and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials,
Virtus Premium AlphaSector Series1

technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The Series has the flexibility to invest in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The Series may also invest in stocks of primarily large-cap issuers. The Series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the Series. The Series may also deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the Series.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
>
  Correlation to Index Risk.  The risk that the performance of the Series and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
>
  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
>
  Fund of Funds Risk.  The risk that the underlying funds in which the Series invests will expose the Series to negative performance and additional expenses associated with investment in such funds, and increased volatility.
>
  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Model Portfolio Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Series to achieve positive returns or outperform.
>
  Portfolio Turnover Risk.  The risk that the Series’ principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.
>
  Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly. To the extent that the Series invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the Series is more vulnerable to conditions that negatively affect such sectors as compared to a Series that is not significantly invested in such sectors.
>
  U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.
2 Virtus Premium AlphaSector Series

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows the Series’ performance over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Return for Class A Shares

Best Quarter:	1Q/2013:	10.37%	Worst Quarter:	2Q/2012:	-1.07%	Year to date (3/31/14):	1.43%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	Since Inception (02/14/11)

Class A	28.71%	11.30%
S&P 500® Index (does not reflect fees or expenses)	32.39%	14.50%
Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadvisers
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared”) are the subadvisers to the Series.
Portfolio Managers
>
  Howard Present,  Co-founder, President and CEO of F-Squared. Mr. Present has served as a Portfolio Manager of the Series since inception in February 2011.
>
  Amy Robinson,  Managing Director at Euclid. Ms. Robinson has served as a Portfolio Manager of the Series since inception in February 2011.
Virtus Premium AlphaSector Series3

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Premium AlphaSector Series

More About Principal Investment Strategies
The Series seeks to track the Premium AlphaSector® Index (ASRP), a public index published by NASDAQ. The Series may invest in ETFs and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. ETFs are funds that are traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The model allocates to the sectors using a model that results in sectors either being included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder is allocated to high-quality short-term securities, up to 100%. The Series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the Series. In times of extreme market weakness, the Series has the ability to move partially or fully to high-quality short-term securities.
F-Squared provides Euclid with a model portfolio weekly. Euclid is responsible for final portfolio allocation decisions and for placing all transactions. Euclid monitors the Series’ allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the underlying ETFs and/or securities, while taking into account any other factors Euclid may deem relevant, such as cash flow and/or timing considerations. The Series may deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the Index and/or model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the Series.
To the extent the Series invests primarily in ETFs, it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Series, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, Including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The Series has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The Series may rely on the various exemptive orders to invest in ETFs.
The Series’ investment objective is non-fundamental, which means it may be changed without shareholder approval.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities Risk
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
Virtus Premium AlphaSector Series5

•
  Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Exchange-Traded Funds (“ETFs”) Risk
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Fund of Funds Risk
Achieving the Series’ objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the Series is subject to all risks associated with the underlying mutual funds. Since the Series’ performance depends on that of each underlying mutual fund, it may be subject to increased volatility.
Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the Series, indirectly bear. Such fees and expenses may exceed the fees and expensive the Series would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the Series’ allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Series may increase or decrease. If the Series invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
The underlying funds may change their investment objective or policies without the approval of the Series, and the Series might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the Series.
Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.
Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Model Portfolio Risk
The Series relies heavily on quantitative models, which are constructed using information and data supplied by third party vendors. When a model proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Series to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics such as derivative securities, or may perform differently from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns.
6Virtus Premium AlphaSector Series

Use of a model does not guarantee any particular results. The rebalancing techniques used by the Series’ subadviser may result in a higher portfolio turnover rate and related expenses compared to traditional “buy and hold” or index fund strategies. A higher portfolio turnover rate increases the likelihood of higher gains or losses for investors. In addition, others may attempt to utilize public information related to the Series’ investment strategy in a way that may affect performance.
Portfolio Turnover Risk
The Series’ investment strategy may result in a consistently high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Series’ performance.
Sector Focused Investing Risk
The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the industries or markets sectors in which the Series has invested are therefore likely to cause the value of the Series’ shares to decrease, perhaps significantly.
Short-Term Investments Risk
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
U.S. Government Securities Risk
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since its inception in February 2011. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Euclid and F-Squared Institutional to serve as subadvisers. Subject to the supervision of VIA, F-Squared Institutional is responsible for providing Euclid with a model portfolio weekly, while Euclid is responsible for final portfolio allocation decisions and for placing all transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the annual rate of 1.10%.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if
Virtus Premium AlphaSector Series7

any) to the extent that such expenses exceed 1.70% of the Series’ Class A Shares and 1.45% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadvisers
Euclid, an affiliate of VIA, has served as subadviser to the Series since September 2011. Euclid has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. As of December 31, 2013, Euclid had approximately $11.9 billion in assets under management. As subadviser to the Series, Euclid is responsible for determining final allocations and trading decisions following receipt of F-Squared’s investment recommendations.
F-Squared has served as the limited services subadviser to the Series since its inception in February 2011. F-Squared is located at 80 William Street, Wellesley, MA 02481. F-Squared has been an investment adviser since 2010 and provides investment management and advisory services to institutional and separately managed accounts. As of December 31, 2013, F-Squared had approximately $23.4 billion in fee-generating assets, including assets under management.
From its investment advisory fee, VIA, not the Series, pays F-Squared for the limited subadvisory services it provides with respect to the Series at the rate of 50% of the net advisory fee. From its investment advisory fee, VIA, not the Series, also pays Euclid for its subadvisory services at the rate of 20% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
>
  Howard Present.  Mr. Present is co-founder, President and CEO of F-Squared. As Co-Portfolio Manager of the Series, he is responsible for providing the model portfolios to Euclid on a weekly basis. Prior to F-Squared and its affiliates, he was founder and President of Helicon Partners LLC (2004-2006), a boutique management firm specializing in new business development within the financial services industry. Mr. Present has over 25 years of investment management industry experience.
>
  Amy Robinson.  Ms. Robinson is Managing Director of Euclid (since September 2011) and leads Euclid’s equity trading function. She also served in this role for VIA from 1992 to 2011. In this role Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As Co-Portfolio Manager of the Series, she is responsible for determining final allocations and trading decisions following receipt of F-Squared’s investment recommendations. Ms. Robinson has 35 years of investment experience and is a former president of the Security Traders Association of Connecticut.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
8Virtus Premium AlphaSector Series

Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Distribution Plan (Class A Shares only)
The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Premium AlphaSector Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets
Virtus Premium AlphaSector Series9

of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
•
  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
•
  increased brokerage and administrative expenses.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
10Virtus Premium AlphaSector Series

The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: The Series’ assets consist primarily of shares of exchange-traded funds (“ETFs”), which are valued at current market prices. Equity securities held directly by the Series and ETFs are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities (other than short-term investments) held directly by the Series are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of
Virtus Premium AlphaSector Series11

the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
12Virtus Premium AlphaSector Series

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Premium AlphaSector® Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	2/14/11(4) to 12/31/11

Net Asset Value, Beginning of Period	$10.41	9.49	10.00
Net Investment Income (Loss)(1)	0.06	0.15	0.08
Net Realized and Unrealized Gain (Loss)	2.92	0.86	(0.52)
Total from Investment Operations	2.98	1.01	0.44
Dividends from Net Investment Income	(0.05)	(0.09)	(0.07)
Distributions from Net Realized Gains	(0.04)	—	—
Total Distributions	(0.09)	(0.09)	(0.07)
Change in Net Asset Value	2.89	0.92	(0.51)
Net Asset Value, End of Period	$13.30	10.41	9.49
Total Return(2)	28.71%	10.69	(4.47	(6)
Net Assets, End of Period (in thousands)	$18,710	4,958	1,250
Ratio of Net Operating Expenses to Average Net Assets(3)	1.70%	1.70	1.70	(5)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.79%	2.07	7.31	(5)
Ratio of Net Investment Income to Average Net Assets	0.52%	1.50	0.98	(5)
Portfolio Turnover Rate	108%	272	249	(6)
Virtus Premium AlphaSector® Series—Class I Shares

4/30/13(4) to 12/31/13

Net Asset Value, Beginning of Period	$11.69
Net Investment Income (Loss)(1)	0.07
Net Realized and Unrealized Gain (Loss)	1.66
Total from Investment Operations	1.73
Dividends from Net Investment Income	(0.08)
Distributions from Net Realized Gains	(0.04)
Total Distributions	(0.12)
Change in Net Asset Value	1.61
Net Asset Value, End of Period	$13.30
Total Return(2)	14.64%
Net Assets, End of Period (in thousands)	$140
Ratio of Net Operating Expenses to Average Net Assets(3)	1.45%
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.50%
Ratio of Net Investment Income to Average Net Assets	0.89%
Portfolio Turnover Rate	108%
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
Virtus Premium AlphaSector Series13

(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Inception Date
(5)
  Annualized
(6)
  Not Annualized
14Virtus Premium AlphaSector Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8510

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Real Estate Securities Series

The Prospectus describes the Virtus Real Estate Securities Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Real Estate Securities Series

Virtus Real Estate Securities Series
Fund Summary
Investment Objective
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A	Class I

Shareholder Fees	None	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class I

Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.27%	0.27%
Total Annual Series Operating Expenses	1.27%	1.02%
Less: Expense Reimbursements(2)	(0.11%)	(0.11%)
Net Annual Series Operating Expenses(2)	1.16%	0.91%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$118	$392	$686	$1,524
Class I	$93	$314	$553	$1,238
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Series offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.
Virtus Real Estate Securities Series1

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Equity REIT Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the Series’ shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Industry/Sector Concentration Risk.  The risk that the events negatively affecting the real estate industry will cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in the real estate industry, the Series is more vulnerable to conditions that negatively affect that industry as compared to a fund that does not so concentrate its holdings.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Non-Diversification Risk.  The risk that the Series will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the Series’ assets.
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  Real Estate Investment Risk.  The risk that the value of the Series’ shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the FTSE NAREIT Equity REITs Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus Real Estate Securities Series

Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	3Q/2009:	33.37%	Worst Quarter:	4Q/2008:	-38.56%	Year to date (3/31/14):	10.93%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	0.90%	16.47%	9.25%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	2.47%	16.50%	8.42%
Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
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  Geoffrey P. Dybas, CFA,  Senior Vice President and Global Team Head at Duff & Phelps. Mr. Dybas has served as a Senior Portfolio Manager of the Series since 2007.
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  Frank J. Haggerty, Jr., CFA,  Senior Vice President and Senior REIT Analyst at Duff & Phelps. Mr. Haggerty has served as a Portfolio Manager of the Series since 2007.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
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Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
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More About Principal Investment Strategies
Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded real estate investment trusts (REITs) and companies that are principally engaged in the real estate industry. An issuer is considered principally engaged in the real estate industry for this purpose if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. The Series, however, does not make direct investments in real estate. The Series’ policy of investing 80% of its assets in real estate related securities may be changed only upon 60 days’ written notice to shareholders.
The Series concentrates its assets in the real estate industry and is non-diversified under federal securities laws.
The Series invests principally in equity REITs. Generally, REITs are publicly-traded companies that manage portfolios of real estate to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The Series may invest in issuers of any capitalization. At December 31, 2013, the market capitalization range of the issuers in which the Series was invested was $1.8 billion to $55.2 billion.
The subadviser uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the subadviser screens the universe of eligible securities for those that it believes offer the potential for reasonably-priced initial appreciation and continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.
Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if its financial performance is expected to decline or if the subadviser believes the security’s issuer fails to adjust its strategy to the real estate market cycle.
Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate related securities, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by investing up to 100% of its assets in short-term investments such as money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances. When this allocation happens, the Series may not achieve its investment objectives.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity REIT Securities Risk
Real estate investment trusts (“REITs”) are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. When the Series invests in REITs and REIT-like entities it will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Series to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the Series.
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Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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  Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
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  Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Industry/Sector Concentration Risk
The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Series as compared with a fund that does not have its holdings similarly concentrated. Since the Series concentrates its assets in real estate related securities, events negatively affecting the real estate industry are therefore likely to cause the value of the Series’ shares to decrease, perhaps significantly.
Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Non-Diversification Risk
As a non-diversified investment company, the Series is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the Series takes concentrated positions in a small number of issuers, the Series may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010, VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Duff & Phelps, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Duff
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& Phelps, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $1 billion	$1+ billion through $2 billion	Over $2 billion
0.75%	0.70%	0.65%
For its last fiscal year, the Series paid advisory fees at the rate 0.75% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.16% of the Series’ Class A Shares and 0.91% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Duff & Phelps, an affiliate of VIA, has served as the subadviser to the Series since August 2007, and previously served as investment adviser to the Series. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end funds and to institutional clients. Duff & Phelps had approximately $9.2 billion in assets under management as of December 31, 2013. Duff & Phelps’ offices are located at 200 S. Wacker Drive, Suite 500, Chicago, IL 60606.
From its investment advisory fee, VIA, not the Series, pays Duff & Phelps for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
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  Geoffrey P. Dybas, CFA.  Mr. Dybas joined Duff & Phelps in 1995 and serves as Senior Vice President and Global Team Head and co-founder for all dedicated REIT portfolios managed by Duff & Phelps. His primary responsibilities include sharing portfolio management and trading decisions, and conducting research on the equity REIT universe.
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  Frank J. Haggerty, Jr., CFA.  Mr. Haggerty joined Duff & Phelps in 2005 and serves as Senior Vice President and Senior REIT Analyst, providing support for the dedicated REIT products managed by Duff & Phelps. Prior to joining Duff & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management for seven years.
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The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in REITs and other real estate related securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series’ income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in
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the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Unrated Fixed Income Securities
The Series may invest in unrated fixed income securities. The Series’ subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the Series’ investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
U.S. and Foreign Government Obligations
The Series may invest in obligations of U.S. and foreign governments, their agencies, instrumentalities and subdivisions. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.
Distribution Plan (Class A Shares only)
The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Real Estate Securities Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the
Virtus Real Estate Securities Series9

“Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the
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shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
If the Series has rental income or income from the disposition of real property acquired as a result of a default on securities such Series may own, the receipt of such income may adversely affect its ability to retain its tax status as a RIC.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
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  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
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  increased brokerage and administrative expenses.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Virtus Real Estate Securities Series11

Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the
12Virtus Real Estate Securities Series

adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Real Estate Securities Series 13

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Real Estate Securities Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$27.78	26.18	25.43	20.25	16.26
Net Investment Income (Loss)(1)	0.34	0.30	0.24	0.28	0.44
Net Realized and Unrealized Gain (Loss)	(0.05)	4.10	2.25	5.35	4.12
Total from Investment Operations	0.29	4.40	2.49	5.63	4.56
Dividends from Net Investment Income	(0.43)	(0.29)	(0.19)	(0.45)	(0.57)
Distributions from Net Realized Gains	(4.31)	(2.51)	(1.55)	—	—
Total Distributions	(4.74)	(2.80)	(1.74)	(0.45)	(0.57)
Change in Net Asset Value	(4.45)	1.60	0.75	5.18	3.99
Net Asset Value, End of Period	$23.33	27.78	26.18	25.43	20.25
Total Return(2)	0.90%	16.98	9.87	28.00	29.11
Net Assets, End of Period (in thousands)	$90,794	102,399	103,114	110,769	112,750
Ratio of Net Operating Expenses to Average Net Assets(3)	1.16%	1.11 (4)	1.10	1.10	1.10
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.22%	1.20	1.22	1.11	1.11
Ratio of Net Investment Income to Average Net Assets	1.20%	1.03	0.90	1.23	2.80
Portfolio Turnover Rate	26%	18	22	36	43
Virtus Real Estate Securities Series—Class I Shares

4/30/13(5) to 12/31/13

Net Asset Value, Beginning of Period	$30.96
Net Investment Income (Loss)(1)	0.23
Net Realized and Unrealized Gain (Loss)	(3.08)
Total from Investment Operations	(2.85)
Dividends from Net Investment Income	(0.50)
Distributions from Net Realized Gains	(4.31)
Total Distributions	(4.81)
Change in Net Asset Value	(7.66)
Net Asset Value, End of Period	$23.30
Total Return(2)	(10.45%)
Net Assets, End of Period (in thousands)	$102
Ratio of Net Operating Expenses to Average Net Assets(3)	0.91%
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	0.98%
Ratio of Net Investment Income to Average Net Assets	1.23%
Portfolio Turnover Rate	26%
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
14Virtus Real Estate Securities Series

(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
(5)
  Inception Date.
Virtus Real Estate Securities Series15

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8502

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Small-Cap Growth Series

The Prospectus describes the Virtus Small-Cap Growth Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Small-Cap Growth Series

Virtus Small-Cap Growth Series
Fund Summary
Investment Objective
The Series has an investment objective of long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Growth Series. The table does not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A	Class I

Shareholder Fees	None	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class I

Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.28%	0.28%
Total Annual Series Operating Expenses	1.38%	1.13%
Less: Expense Reimbursements(2)	(0.19%)	(0.19%)
Net Annual Series Operating Expenses(2)	1.19%	0.94%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$121	$418	$737	$1,641
Class I	$96	$340	$604	$1,358
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 28% of the average value of its portfolio.
Virtus Small-Cap Growth Series1

Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be growth companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2013, the market capitalization range of companies included in the Russell 2000® Growth Index was $36 million to $5.3 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
>
  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Growth Stocks Risk.  The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
>
  Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
>
  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Small Market Capitalization Companies Risk.  The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Growth Index) that reflects the market sectors in which the Series invests®. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus Small-Cap Growth Series

Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	2Q/2009	16.58%	Worst Quarter:	4Q/2008:	-25.51%	Year to date (3/31/14):	-4.88%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	40.20%	20.49%	8.64%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
Russell 2000® Growth Index (does not reflect fees or expenses)	43.30%	22.58%	9.41%
Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management LLC (“Kayne”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
>
  Todd Beiley, CFA,  Senior Research Analyst at Kayne. Mr. Beiley has served as a Portfolio Manager of the Series since November 2010.
>
  Jon Christensen, CFA,  Senior Research Analyst at Kayne. Mr. Christensen has served as a Portfolio Manager of the Series since November 2010.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Virtus Small-Cap Growth Series3

Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Small-Cap Growth Series

More About Principal Investment Strategies
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2013, the market capitalization range of companies included in the Russell 2000® Growth Index was $36 million to $5.3 billion. The Series’ policy of investing 80% of its assets in small capitalization companies may be changed only upon 60 days’ written notice to shareholders.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low debt companies with rising cash flows which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry and its financial structure. A proprietary model is used to determine relative value. Generally, the Series invests in approximately 20-35 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash and short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers’ acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
•
  Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
•
  Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Limited Number of Investments Risk
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
Virtus Small-Cap Growth Series5

Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Kayne, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Kayne, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $1 billion	Over $1 billion

0.85%	0.80%
For its last fiscal year, the Series paid advisory fees at the rate 0.85% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.19% of the Series’ Class A Shares and 0.94% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c)
6Virtus Small-Cap Growth Series

continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Kayne, an affiliate of VIA, has served as subadviser to the Series since November 2010. Kayne is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2013, Kayne had approximately $9.2 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays Kayne for its subadvisory services at the rate of 50% of the gross advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
The following individuals are the members of the team of equity investment professionals jointly and primarily responsible for the day-to-day management of the Series’ portfolio.
>
  Todd Beiley, CFA  Mr. Beiley has served as Portfolio Manager since November 2010. He is also a Portfolio Manager of other funds managed by Kayne. Mr. Beiley is a Senior Research Analyst with primary research responsibilities for the small- and mid-capitalization consumer discretionary sector. Before joining Kayne in 2002, Mr. Beiley was an associate analyst in equity research at Prudential Securities. He has over 13 years of investment industry experience.
>
  Jon Christensen, CFA.  Mr. Christensen has served as Portfolio Manager since November 2010. He is also a Portfolio Manager of other funds managed by Kayne. Mr. Christensen is a portfolio manager and senior research analyst with primary research responsibilities for the small- and mid-capitalization materials and processing sector. Before joining Kayne in 2001, he was a portfolio manager and senior research analyst for Doheny Asset Management. Mr. Christensen has approximately 17 years of investment industry experience.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in small capitalization companies is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Virtus Small-Cap Growth Series7

Depositary Receipts
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series’ income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
8Virtus Small-Cap Growth Series

Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan (Class A Shares only)
The Trust, on behalf of each series of the Trust, including with respect to the Class A Shares of the Small-Cap Growth Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Virtus Small-Cap Growth Series9

Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
•
  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
•
  increased brokerage and administrative expenses.
Because the Series invests primarily in small-cap securities, it may be more susceptible to arbitrage opportunities because of the less liquid nature of small-cap securities.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily
10Virtus Small-Cap Growth Series

in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. Funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers Class A Shares and Class I Shares. Both share classes may not be available for purchase through your variable contract. See your variable contract prospectus for a description of the available share class(es).
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other
Virtus Small-Cap Growth Series11

assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
12 Virtus Small-Cap Growth Series

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Small-Cap Growth Series13

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Small-Cap Growth Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$15.66	14.03	13.24	11.66	9.53
Net Investment Income (Loss)(1)	(0.12)	0.07	(0.02)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss)	6.39	1.59	2.23	1.65	2.21
Total from Investment Operations	6.27	1.66	2.21	1.58	2.13
Dividends from Net Investment Income	(0.05)	(0.03)	—	—	—
Distributions from Net Realized Gains	(0.16)	—	(1.42)	—	—
Total Distributions	(0.21)	(0.03)	(1.42)	—	—
Change in Net Asset Value	6.06	1.63	0.79	1.58	2.13
Net Asset Value, End of Period	$21.72	15.66	14.03	13.24	11.66
Total Return(2)	40.20%	11.81	16.59	13.53	22.39
Net Assets, End of Period (in thousands)	$70,948	59,898	64,868	68,463	26,310
Ratio of Net Operating Expenses to Average Net Assets(3)	1.19%	1.07 (4)	1.05	1.05	1.05
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.33%	1.32	1.35	1.33	1.41
Ratio of Net Investment Income to Average Net Assets	(0.63)%	0.44	(0.15)	(0.55)	(0.83)
Portfolio Turnover Rate	28%	16	35	179	262
Virtus Small-Cap Growth Series—Class I Shares

4/30/13(5) to 12/31/13

Net Asset Value, Beginning of Period	$17.29
Net Investment Income (Loss)(1)	(0.03)
Net Realized and Unrealized Gain (Loss)	4.70
Total from Investment Operations	4.67
Dividends from Net Investment Income	(0.05)
Distributions from Net Realized Gains	(0.16)
Total Distributions	(0.21)
Change in Net Asset Value	4.46
Net Asset Value, End of Period	$21.75
Total Return(2)	26.28%
Net Assets, End of Period (in thousands)	$137
Ratio of Net Operating Expenses to Average Net Assets(3)	0.94%
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.07%
Ratio of Net Investment Income to Average Net Assets	(0.23)%
Portfolio Turnover Rate	28%
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
14Virtus Small-Cap Growth Series

(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
(5)
  Inception Date.
Virtus Small-Cap Growth Series15

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8505

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Small-Cap Value Series

The Prospectus describes the Virtus Small-Cap Value Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Small-Cap Value Series

Virtus Small-Cap Value Series
Fund Summary
Investment Objective
The Series has an investment objective of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Value Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A

Shareholder Fees	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.25%
Total Annual Series Operating Expenses	1.40%
Less: Expense Reimbursements(2)	(0.20%)
Net Annual Series Operating Expenses(2)	1.20%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.20%, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$122	$423	$747	$1,662
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be value companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies
Virtus Small-Cap Value Series1

included in the Russell 2000® Value Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2013, the market capitalization range of companies included in the Russell 2000® Value Index was $34 million to $4.6 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Limited Number of Investments Risk.  The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Small Market Capitalization Companies Risk.  The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.
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  Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Value Index) that reflects the market sectors in which the Series invests. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus Small-Cap Value Series

Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	2Q/2009:	17.68%	Worst Quarter:	4Q/2008:	-29.64%	Year to date (3/31/14):	-4.23%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	40.77%	17.70%	7.77%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
Russell 2000® Value Index (does not reflect fees or expenses)	34.52%	17.64%	8.61%
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management LLC (“Kayne”), an affiliate of VIA, is the subadviser to the Series.
Portfolio Managers
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  Julie Kutasov,  Senior Research Analyst at Kayne. Ms. Kutasov has served as a Portfolio Manager of the Series since November 2010
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  Craig Stone,  Senior Research Analyst at Kayne. Mr. Stone has served as a Portfolio Manager of the Series since November 2010.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other
Virtus Small-Cap Value Series3

services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Small-Cap Value Series

More About Principal Investment Strategies
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2013, the market capitalization range of companies included in the Russell 2000® Value Index was $34 million to $4.6 billion. The Series’ policy of investing 80% of its assets in small capitalization companies may be changed only upon 60 days’ written notice to shareholders.
The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies in mature industries with rising cash flows which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry and its financial structure. A proprietary model is used to determine relative value. Generally, the Series invests in approximately 20-35 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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  Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
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  Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
Limited Number of Investments Risk
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
Virtus Small-Cap Value Series5

Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Kayne, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. Kayne, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $400 million	$400+ million to $1 billion	Over $1 billion

0.90%	0.85%	0.80%
For its last fiscal year, the Series paid advisory fees at the rate 0.90% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.20% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c)
6Virtus Small-Cap Value Series

continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Kayne, an affiliate of VIA, has served as the subadviser to the Series since November 2010. Kayne is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2013, Kayne had approximately $9.2 billion in assets under management.
From its investment advisory fee, VIA, not the Series, pays Kayne for its subadvisory services at the rate of 50% of the gross advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
The following individuals are the members of the team of equity investment professionals jointly and primarily responsible for the day-to-day management of the Series’ portfolio.
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  Julie Kutasov.  Ms. Kutasov has served as Portfolio Manager since November 2010. She is also a Portfolio Manager of one or more other funds managed by Kayne. Ms. Kutasov is a Senior Research Analyst with primary research responsibilities for the small- and mid-capitalization producer durables sector. Before joining Kayne in 2001, Ms. Kutasov worked in the investment management group at Goldman Sachs. She has approximately 11 years of investment industry experience.
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  Craig Stone.  Mr. Stone has served as Portfolio Manager since November 2010. He is also a Portfolio Manager of one or more other funds managed by Kayne. Mr. Stone is a Senior Research Analyst with primary research responsibilities for the small- and mid-capitalization producer durables and energy sectors. Before joining Kayne in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 23 years of investment industry experience.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The Series’ policy of investing 80% of its assets in small-cap equity securities is not fundamental and, therefore, may be changed without shareholder approval, but only upon 60 days’ written notice to shareholders.
The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI. The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Depositary Receipts
The Series may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Virtus Small-Cap Value Series7

Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the Series’ income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Series' income or deferring its losses. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
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  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
8Virtus Small-Cap Value Series

Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Distribution Plan
The Trust, on behalf of each series of the Trust, including Class A Shares of the Small-Cap Value Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an
Virtus Small-Cap Value Series9

advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
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  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
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  increased brokerage and administrative expenses.
Because the Series invests primarily in small-cap securities, it may be more susceptible to arbitrage opportunities because of the less liquid nature of small-cap securities.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
10Virtus Small-Cap Value Series

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request. Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers,
Virtus Small-Cap Value Series11

and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
12 Virtus Small-Cap Value Series

The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Small-Cap Value Series 13

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Small-Cap Value Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$12.66	11.99	12.33	10.55	8.77
Net Investment Income (Loss)(1)	0.04	0.29	0.12	0.15	0.01
Net Realized and Unrealized Gain (Loss)	5.11	0.67	0.48	1.69	1.81
Total from Investment Operations	5.15	0.96	0.60	1.84	1.82
Dividends from Net Investment Income	(0.09)	(0.29)	(0.10)	(0.06)	(0.04)
Distributions from Net Realized Gains	—	—	(0.84)	—	—
Total Distributions	(0.09)	(0.29)	(0.94)	(0.06)	(0.04)
Change in Net Asset Value	5.06	0.67	(0.34)	1.78	1.78
Net Asset Value, End of Period	$17.72	12.66	11.99	12.33	10.55
Total Return(2)	40.77%	8.13	4.54	17.40	20.90
Net Assets, End of Period (in thousands)	$135,352	118,741	129,907	151,281	38,421
Ratio of Net Operating Expenses to Average Net Assets(3)	1.20%	1.29 (4)	1.30	1.30	1.30
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.35%	1.34	1.36	1.41	1.51
Ratio of Net Investment Income to Average Net Assets	0.25%	2.29	0.95	1.34	0.14
Portfolio Turnover Rate	14%	17	22	69	153
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
14Virtus Small-Cap Value Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8506

VIRTUS VARIABLE INSURANCE TRUST PROSPECTUS
Virtus Strategic Allocation Series

The Prospectus describes the Virtus Stragic Allocation Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a "variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
April 30, 2014

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Strategic Allocation Series

Virtus Strategic Allocation Series
Fund Summary
Investment Objective
The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Strategic Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):	Class A

Shareholder Fees	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)	Class A

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.26%
Total Annual Series Operating Expenses	1.11%
Less: Expense Reimbursements(2)	(0.13%)
Net Annual Series Operating Expenses(2)	0.98%
(1)
  Restated to reflect current expenses.
(2)
  The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2015. After April 30, 2015, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$100	$340	$599	$1,340
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The adviser and subadvisers will jointly allocate investments of the Series among three market segments—stock, bond and money market.
The adviser and subadvisers will jointly adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.
The Series may invest 0-100% in any one market segment.
Virtus Strategic Allocation Series1

For the Series’ equity allocation, Euclid Advisors LLC (“Euclid”) focuses on large-cap U.S. stocks employing a Growth at Reasonable Price philosophy in the security selection process. For the fixed income allocation, Newfleet Asset Management, LLC (“Newfleet”) employs a sector rotation approach and seeks to adjust the fixed income portion of the Series’ investment in various sectors and the selections within sectors to obtain higher relative returns.
Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity. This segment is managed by Euclid.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
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  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>
  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
>
  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
>
  Interest Rate Risk.  The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
>
  Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
>
  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.
>
  U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.
Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the S&P 500® Index and the Barclays
2Virtus Strategic Allocation Series

U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter:	2Q/2009:	13.28%	Worst Quarter:	4Q/2008:	-14.29%	Year to date (3/31/14):	2.57%

Average Annual Total Returns (for the periods ended 12/31/13)	1 Year	5 Years	10 Years

Class A	17.99%	13.96%	6.47%
S&P 500® Index (does not reflect fees or expenses)	32.39%	17.94%	7.40%
Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	-2.02%	4.44%	4.55%
Composite: 60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	17.56%	12.71%	6.54%
Updated performance information is available at virtus.com or by calling 800-367-5877.
Management
The Adviser and Subadvisers
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Euclid, an affiliate of VIA, is the subadviser for the equity portion of the Series, and Newfleet, an affiliate of VIA, is the subadviser for the fixed income portion of the Series.
Portfolio Managers
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  David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the Series since 2007.
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  David Dickerson,  Managing Director at Euclid. Mr. Dickerson has served as a Portfolio Manager of the Series since March 2009.
>
  Carlton Neel,  Senior Managing Director at Euclid. Mr. Neel has served as a Portfolio Manager of the Series since March 2009.
Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Virtus Strategic Allocation Series3

Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
4Virtus Strategic Allocation Series

More About Principal Investment Strategies
The adviser and subadvisers will jointly allocate investments of the Series among three market segments—stock, bond and money market.
The adviser and subadvisers will jointly adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.
The Series may invest 0-100% in any one market segment.
Euclid employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Series may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that Euclid believes offer superior return opportunity.
For fixed income securities, Newfleet uses a sector-rotation approach. Newfleet seeks to adjust the fixed income portion of the Series’ investment in various sectors and the selections within sectors to obtain higher relative returns. Newfleet selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that Newfleet believes offer the best potential for total return based on risk-to-reward tradeoff. The Series generally invests in highly-rated debt securities, although it may invest up to 10% of its total assets in junk bonds. The Series may invest up to 10% of its total assets in securities of foreign issuers.
Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity. This segment is managed by Euclid.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objective.
Please see “More About Principal Risks” for information about the risks of investing in the Series.
More About Principal Risks
The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Debt Securities Risks
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
•
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall. A Series holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.
•
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.
•
  Income Risk. The income shareholders receive from the Series is based primarily on the dividends and interest the Series earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the Series’ preferred stock holdings and any bond holdings could drop as well. The Series’ income also would likely be affected adversely when prevailing short-term interest rates increase.
Virtus Strategic Allocation Series5

•
  Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Series, but will affect the value of the Series’ shares. Interest rate risk is generally greater for investments with longer maturities.
Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
•
  Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
•
  Long-Term Maturities/Duration Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.
•
  Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, the Series may not be able to reinvest the proceeds at comparable rates of return.
Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
•
  Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•
  Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Foreign Investing Risk
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
6Virtus Strategic Allocation Series

•
  Currency Rate Risk. Because the foreign securities in which the Series invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Series’ net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the Series’ shares is calculated in U.S. dollars, it is possible for the Series to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Series’ holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Series’ holdings in foreign securities.
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  Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.
To the extent that the Series invests a significant portion of its assets in a particular country or region, the Series will be more vulnerable to financial, economic, political and other developments affecting the fiscal stability of that country or region, and conditions that negatively impact that country or region will have a greater impact on the Series as compared with the Series that does not have its holdings concentrated in a particular country or region.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk
Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Series pursues missed payments, there is a risk that Series expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Market Volatility Risk
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective.
Mortgage-Backed and Asset-Backed Securities Risk
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the Series.
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Early payoffs in the loans underlying such securities may result in the Series receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the Series may be required to invest proceeds at lower interest rates, causing the Series to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
U.S. Government Securities Risk
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of Series shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management of the Series
The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at 100 Pearl Street, Hartford, CT 06103, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of December 31, 2013, VIA had approximately $40 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Euclid to serve as subadviser with respect to the equity portion of the Series and Newfleet to serve as subadviser with respect to the fixed income portion of the Series. Euclid and Newfleet perform the day-to-day portfolio management of the Series. Euclid and Newfleet are responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $250 million	$250+ million through $500 million	Over $500 million
0.60%	0.55%	0.50%
For its last fiscal year, the Series paid advisory fees at the rate 0.60% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
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The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an exiting subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
Euclid, an affiliate of VIA, is a subadviser to the Series (since September 2011) and has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. Euclid acts as subadviser to mutual funds. As of December 31, 2013, Euclid had approximately $11.9 billion in assets under management.
Newfleet, an affiliate of VIA, is a subadviser to the Series (since June 2011) and is located at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2013, Newfleet had approximately $12.4 billion in assets under management.
From its investment advisory fee, VIA, and not the Series, pays Euclid for its subadvisory services at the rate of 50% of the net advisory fee applicable to the equity portion of the Series' assets and pays Newfleet for its subadvisory services at the rate of 50% of the net advisory fee applicable to the fixed income portion of the Series' assets.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s annual report to shareholders for the year ended December 31, 2013 contains a discussion regarding the basis for the Trust’s Board of Trustees' approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
David L. Albrycht, CFA, of Newfleet manages the fixed income investments of the Series (since 2007).
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  Mr. Albrycht  is President and Chief Investment Officer at Newfleet (since June 2011). Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds as well as two closed-end funds and an exchange-traded fund.
David Dickerson and Carlton Neel of Euclid manage the equity investments of the Series (since March 2009), and they are jointly and primarily responsible for the day-to-day management of the Series’ equity investments.
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  Mr. Dickerson  is Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig Advisers LLC (“Zweig”). He also serves as a portfolio manager of several open-end and closed-end funds managed by Euclid or Zweig. For the periods from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.
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  Mr. Neel  is Senior Managing Director of Euclid (since September 2011) and Senior Vice President of Zweig. He also serves as a portfolio manager of several open-end and closed-end funds managed by Euclid or Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number the former Phoenix-Zweig mutual funds.
The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series.
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Other Investment Strategies and Risks
Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective Series may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Series. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Derivatives
The Series may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. The Series may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The Series may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the Series to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the Series or its adviser to comply with particular regulatory requirements.
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  Financial Futures and Related Options. The Series may use financial futures contracts and related options for hedging purposes. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
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Foreign Currency Transactions
The Series may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the Series’ exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.
Illiquid and Restricted Securities
Certain securities in which the Series invests may be difficult to sell at the time and price beneficial to the Series, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Series may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Series to incur expenses in addition to those normally associated with the sale of a security.
Leverage
When the Series makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the Series uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the Series has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Series. The value of the shares of the Series when it employs leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the Series to pay interest.
Repurchase Agreements
The Series may invest in repurchase agreements with commercial banks, brokers and dealers considered by the subadviser to be creditworthy. Such agreements subject the Series to the risk of default or insolvency of the counterparty.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
The Series may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Unrated Fixed Income Securities
The Series may invest in unrated fixed income securities. The Series’ subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the Series’ investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
When-Issued and Delayed-Delivery Securities
The Series may purchase securities on a when-issued or delayed-delivery basis. The value of the security on its settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the Series, the value of the Series’ shares may decline.
Virtus Strategic Allocation Series11

Zero Coupon, Step coupon, Deferred Coupon and PIK Bonds
The Series may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Series will not receive cash payments earned on these securities on a current basis, the Series may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.
Distribution Plan
The Trust, on behalf of each series of the Trust, including Class A Shares of the Strategic Allocation Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). Pursuant to the Distribution Plan, the Trust has entered into a Distribution Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at 100 Pearl Street, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series
Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of nine series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its
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shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
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  dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;
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  an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and
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  increased brokerage and administrative expenses.
Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence.
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In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Investing in the Series
Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The net asset value (“NAV”) per share of the Series is determined as of the close of regular trading of the New York Stock Exchange (“NYSE”) on days when the NYSE is open for trading. Since the Series does not price securities on weekends or United States national holidays, but foreign markets may be open on these days, the value of any foreign assets of the Series and, therefore, the Series’ NAV may be significantly affected on days when an investor has no access to the Series. The NAV per share of the Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are principally traded or, if no closing price is available or there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of other investment companies are valued at their respective NAVs. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the Series’ NAV.
A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on exchanges throughout the world, the calculation of the NAV of the Series may not take place contemporaneously with the determination of the prices of certain portfolio securities of the Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values using the foreign currency exchange rate of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the NAV per share was determined, which was likely to materially change the NAV, then the instrument would be valued using fair value considerations by the Board or its delegates.
Liabilities: Accrued liabilities for the Series-specific expenses (if any) and other liabilities are deducted from the assets of the Series. Accrued expenses and liabilities that are not Series-specific are allocated among the series of the Trust in proportion to each series’ net assets except where an alternative allocation can be more appropriately made.
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Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Virtus Strategic Allocation Series15

Financial Highlights
The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus Stragic Allocation Series—Class A Shares

	1/1/13 to 12/31/13	1/1/12 to 12/31/12	1/1/11 to 12/31/11	1/1/10 to 12/31/10	1/1/09 to 12/31/09

Net Asset Value, Beginning of Period	$13.48	12.17	12.22	11.11	9.25
Net Investment Income (Loss)(1)	0.27	0.29	0.30	0.30	0.29
Net Realized and Unrealized Gain (Loss)	2.13	1.33	(0.06)	1.14	1.94
Total from Investment Operations	2.40	1.62	0.24	1.44	2.23
Dividends from Net Investment Income	(0.29)	(0.31)	(0.29)	(0.33)	(0.37)
Distributions from Net Realized Gains	(1.18)	—	—	—	—
Total Distributions	(1.47)	(0.31)	(0.29)	(0.33)	(0.37)
Change in Net Asset Value	0.93	1.31	(0.05)	1.11	1.86
Net Asset Value, End of Period	$14.41	13.48	12.17	12.22	11.11
Total Return(2)	17.99%	13.42	1.91	13.20	24.51
Net Assets, End of Period (in thousands)	$137,453	135,046	138,124	158,322	170,247
Ratio of Net Operating Expenses to Average Net Assets(3)	0.98%	0.87 (4)	0.85	0.85	0.85
Ratio of Gross Operating Expenses to Average Net Assets (before Waivers and Reimbursements)(3)	1.06%	1.05	1.07	0.96	0.95
Ratio of Net Investment Income to Average Net Assets	1.88%	2.18	2.39	2.61	2.98
Portfolio Turnover Rate	49%	72	43	42	89
Footnote Legend:
(1)
  Computed using average shares outstanding.
(2)
  The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)
  The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)
  Blended net expense ratio. For additional information, see Note 3C in the Notes to Financial Statements in the Annual Report.
16Virtus Strategic Allocation Series

100 Pearl Street
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com/our-products/vit, or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Customer Service: 800-367-5877

Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	4-14
8507

VIRTUS VARIABLE INSURANCE TRUST
100 Pearl Street
Hartford, CT 06103
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2014
Virtus Variable Insurance Trust is an open-end management investment company issuing shares in 9 separate series (“Series”), all of which are publicly offered and described herein:

SERIES

Virtus Capital Growth Series
Virtus Growth & Income Series
Virtus International Series
Virtus Multi-Sector Fixed Income Series
Virtus Premium AlphaSector® Series
Virtus Small-Cap Growth Series
Virtus Small-Cap Value Series
Virtus Real Estate Securities Series
Virtus Strategic Allocation Series
This Statement of Additional Information relates to the Class A and Class I shares of the Series. This SAI is not a prospectus and it should be read in conjunction with the Prospectuses for the Series dated April 30, 2014, as described below and as supplemented from time to time. Each Series’ Prospectuses are incorporated by reference into this SAI, and the portions of this SAI that relate to each Series have been incorporated by reference into such Series’ Prospectuses. The portions of this SAI that do not relate to a Series do not form a part of such Series’ SAI, have not been incorporated by reference into such Series’ Prospectuses and should not be relied upon by investors in such Series.
The Prospectuses may be obtained by downloading them from virtus.com; by calling VP Distributors, LLC at 800.367.5877; or by writing to the Distributor at 100 Pearl Street, Hartford, CT 06103.
Capitalized terms used and not defined herein have the same meanings as those used in the Prospectuses.
The audited financial statements for the Series appear in each Series’ annual report for its most recent fiscal year. The financial statements from the foregoing annual report are incorporated herein by reference. Shareholders may obtain a copy of the Annual Report dated December 31, 2013, without charge, by calling 800.367.5877 or by downloading it from virtus.com.
Virtus Customer Service: 800.367.5877
Web site: virtus.com

Glossary

1933 Act	The Securities Act of 1933, as amended
1940 Act	The Investment Company Act of 1940, as amended
AAMI	Aberdeen Asset Management Inc., subadviser to the International Series
ACH
Automated Clearing House, a nationwide electronic money transfer system that provides for the inter-bank clearing of credit and debit transactions and for the exchange of information among participating financial institutions

ADRs	American Depositary Receipts
ADSs	American Depositary Shares
Aberdeen	Aberdeen Asset Management PLC, the parent company of AAMI
Administrator	The Trust’s administrative agent, Virtus Fund Services, LLC
Adviser	The investment adviser to the Series, Virtus Investment Advisers, Inc.
BNY Mellon	BNY Mellon Investment Servicing (US) Inc., the subadministrative and accounting agent for the Series as well as the transfer agent for the Series
CCO	Chief Compliance Officer
CDRs	Continental Depositary Receipts (another name for EDRs)
CDSC	Contingent Deferred Sales Charge
CEA	Commodity Exchange Act, which is the U.S. law governing trading in commodity futures
CFTC	Commodity Futures Trading Commission, which is the U.S. regulator governing trading in commodity futures
Capital Growth Series	Virtus Capital Growth Series
Class	A class of shares of a Series of the Trust discussed in this SAI
Code	The Internal Revenue Code of 1986, as amended, which is the law governing U.S. federal taxes
Custodian	The custodian of the Series’ assets, JPMorgan Chase Bank, N.A.
Distributor	The principal underwriter of shares of the Series, VP Distributors, LLC
EDRs	European Depositary Receipts (another name for CDRs)
ETFs	Exchange-traded Funds
Duff & Phelps	Duff & Phelps Investment Management Co., subadviser to the Real Estate Securities Series
Euclid	Euclid Advisors LLC, subadviser to the Growth & Income Series, Premium AlphaSector® Series and Strategic Allocation Series (equity portion)
FHFA	Federal Housing Finance Agency, an independent Federal agency that regulates FNMA, FDMC and the twelve Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corporation, also known as “Freddie Mac”, which is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders

FINRA	Financial Industry Regulatory Authority, a self-regulatory organization with authority over registered broker-dealers operating in the United States, including VP Distributors
FNMA
Federal National Mortgage Association, also known as “Fannie Mae”, which is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development

F-Squared	F-Squared Institutional Advisors, LLC, subadviser to the Premium AlphaSector® Series
Fund Complex	The group of funds sponsored by Virtus and managed by VIA, including the Series, the Virtus Mutual Funds and certain other closed-end funds
GDRs	Global Depositary Receipts

GNMA	Government National Mortgage Association, also known as “Ginnie Mae”, is a wholly-owned United States Government corporation within the Department of Housing and Urban Development
Growth & Income Series	Virtus Growth & Income Series
IMF	International Monetary Fund, an international organization seeking to promote international economic cooperation, international trade, employment and exchange rate stability, among other things
GICs	Guaranteed Investment Contracts
IRA	Individual Retirement Account
IRS	The United States Internal Revenue Service, which is the arm of the U.S. government that administers and enforces the Code
Independent Trustees	Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act.
International Series	Virtus International Series
JPMorgan	JPMorgan Chase Bank, N.A.
Kayne	Kayne Anderson Rudnick Investment Management LLC, subadviser to the Capital Growth Series, Small-Cap Growth Series and the Small-Cap Value Series
LIBOR	London Interbank Offering Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market
Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Moody’s	Moody’s Investors Service, Inc.
NAV	Net Asset Value, which is the per-share price of a Series
Newfleet	Newfleet Asset Management, LLC, subadviser to the Multi-Sector Fixed Income Series and Strategic Allocation Series (fixed income portion)
NYSE	New York Stock Exchange
OCC	Options Clearing Corporation, the world’s largest equity derivatives clearing corporation
OECD	Organization for Economic Cooperation and Development, an international organization seeking to promote economic progress and world trade
PERLS	Principal Exchange Rate Linked Securities
Premium AlphaSector® Series	Virtus Premium AlphaSector® Series
Prospectuses	The prospectuses for the Series, as amended from time to time
Real Estate Securities Series	Virtus Real Estate Securities Series
Regulations	The Treasury Regulations promulgated under the Internal Revenue Code of 1986, as amended
RIC
Regulated Investment Company, a designation under the Code indicating a U.S.-registered investment company meeting the specifications under the Code allowing the investment company to be exempt from paying U.S. federal income taxes

S&P	Standard & Poor’s Corporation
S&P 500® Index	The Standard & Poor’s 500® Index, which is a free-float market capitalization-weighted index of 500 of the largest U.S. companies, calculated on a total return basis with dividends reinvested
SAI	This Statement of Additional Information
SIFMA	Securities Industry and Financial Markets Association (formerly, the Bond Market Association), a financial industry trade group consisting of broker-dealers and asset managers across the United States
SMBS	Stripped Mortgage-backed Securities
Series	The series of the Trust discussed in this SAI
Small-Cap Growth Series	Virtus Small-Cap Growth Series

Small-Cap Value Series	Virtus Small-Cap Value Series
Strategic Allocation Series	Virtus Strategic Allocation Series
Transfer Agent	The Trust’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc.
Trust	Virtus Variable Insurance Trust
VIA	Virtus Investment Advisers, Inc.
Virtus	Virtus Investment Partners, Inc., which is the parent company of the Adviser, the Distributor, the Administrator, Duff & Phelps, Euclid, Kayne and Newfleet.
Virtus Fund Services	Virtus Fund Services, LLC
Virtus Mutual Funds
The family of funds consisting of the series of Virtus Equity Trust, the series of Virtus Insight Trust and the series of Virtus Opportunities Trust, all of which are advised by VIA and distributed by VP Distributors

VP Distributors	VP Distributors, LLC
World Bank	International Bank for Reconstruction and Development, an international financial institution that provides loans to developing countries for capital programs

GENERAL INFORMATION AND HISTORY
The Trust is an open-end management investment company as defined in the 1940 Act. It was formed on February 18, 1986 as a Massachusetts business trust and commenced operations on December 5, 1986. Prior to November 5, 2010, the Trust was named The Phoenix Edge Series Fund. The Trust was reorganized as a Delaware statutory trust on February 14, 2011.
The investment objectives of the Series are listed below. The Series’ Prospectuses describe the strategies that the Series will employ in seeking to achieve their investment objectives.

Series	Investment Objective(s)

Capital Growth Series	To provide long-term growth of capital.
Growth & Income Series	To provide capital appreciation and current income.
International Series	To provide high total return consistent with reasonable risk.
Multi-Sector Fixed Income Series	To provide long-term total return.
Premium AlphaSector® Series	To provide long-term capital appreciation.
Real Estate Securities Series	To provide capital appreciation and income with approximately equal emphasis.
Small-Cap Growth Series	To provide long-term capital growth.
Small-Cap Value Series	To provide long-term capital appreciation.
Strategic Allocation Series	To provide high total return over an extended period of time consistent with prudent investment risk.
The following discussion supplements the disclosure in the Prospectuses.
Capital Stock and Organization of the Trust
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Series and different Classes of those Series. Holders of shares of a Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series. Shareholders of all Series vote on the election of Trustees. On matters affecting an individual Series (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual Class (such as approval of matters relating to the Plan of Distribution for a particular Class of Shares), a separate vote of that Series or Class is required. The Trust does not hold regular meetings of shareholders of the Series. The Board of Trustees will call a meeting of shareholders of a Series when at least 10% of the outstanding shares of that Series so request in writing. If the Board of Trustees fails to call a meeting after being so notified, the shareholders may call the meeting. The Board of Trustees will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.
Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Series, and any Class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Series and Class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Series or class. The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Series or Class will be allocated by or under the direction of the Board of Trustees as it determines to be fair and equitable. The Trust is not bound to recognize any transfer of shares of a Series or Class until the transfer is recorded on the Trust’s books pursuant to policies and procedures of the Transfer Agent.
As a Delaware statutory trust, the Trust’s operations are governed by its Agreement and Declaration of Trust dated February 14, 2011, as amended, and the Delaware Statutory Trust Act. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as amended. Delaware law provides that Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Trust’s Agreement and Declaration of Trust expressly provides that the Trust has been organized under Delaware law and that the Agreement and Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust by reason of a claim or demand relating to such person being or having been a shareholder (as opposed to such person’s actions or omissions), and (iii) provides that the Trust shall, upon request, assume the defense of any such claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Series shareholder is remote.
The Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
Shares in each Series of the Trust are generally available only as underlying investments in a variable accumulation annuity contract or a variable universal life insurance policy issued by a participating insurance company.
Diversification of Series
Each Series is diversified under the 1940 Act, except for the Virtus Real Estate Securities Series, which is nondiversified. Each diversified Series also intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Code. (For information regarding qualification under the Code, see “Dividends, Distributions and Taxes” in this SAI.)
Series Names and Investment Policies
Certain of the Series have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of those Series states in its Prospectuses that it has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Series’ policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Series’ outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Series of its 80% investment policy.
Mixed and Shared Funding
Shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trustees do not foresee any such differences or disadvantages at this time. However, the Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Trust or shares of another Series may be substituted.
Operation of a Fund of Funds
The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a Series may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more that 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The Series may rely on these exemptive orders to invest in unaffiliated ETFs. In addition to this the Trust has obtained exemptive relief permitting the Series to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.
Portfolio Turnover
The portfolio turnover rate of each Series is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series’ securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and also may be affected by cash requirements for redemptions of each Series’ shares by requirements that enable the Trust to receive certain favorable tax treatments. The portfolio turnover rates for each Series are set forth in the summary prospectus and under “Financial Highlights” in the statutory prospectus.
Disclosure of Portfolio Holdings
The Trustees of the Trust have adopted policies with respect to the disclosure of the Series’ portfolio holdings. These policies provide that the Series’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Series’ policies prohibit Virtus and the Series’ service providers from entering into any agreement to disclose Series portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Series, third parties providing services to the Series (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Series.
The Board of Trustees has delegated to the Trust’s Administrator the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The Administrator generally carries out this duty through its chief compliance officer, in consultation with other officers representing various areas of management.
The Trust’s CCO is responsible for monitoring the use of portfolio holdings information, for the Series’ compliance with these policies and for providing reports to the Board of Trustees regarding their compliance, including information with respect to any potential conflicts of interest between the interests of Series shareholders and those of Virtus and its affiliates identified during the reporting period and how such conflicts were resolved.
Public Disclosures
In accordance with rules established by the SEC, each Series sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Series also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Series’ shareholder reports are available on Virtus’ Web site at virtus.com. Certain of the Series also make publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each month with a 30-day delay, while other of the Series make such full listings available as of the end of each quarter with a 60-day delay. Additionally, each Series provides its top 10 holdings and summary composition data derived from portfolio holdings information on Virtus’ Web site. This information is posted to the Web site at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. This information will be available on the Web site until full portfolio holdings information becomes publicly available as described above. The Series also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.
Other Disclosures
The Administrator may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Series’ policies provide that non-public disclosures of a Series’ portfolio holdings may only be made if (i) the Series has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The Administrator will consider any actual or potential conflicts of interest between Virtus and the Series’ shareholders and will act in the best interest of the Series’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to the Series’

shareholders, the Administrator may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to the Series’ shareholders, the Administrator will not authorize such release.
Ongoing Arrangements to Disclose Portfolio Holdings
As previously authorized by the Series’ Board of Trustees and/or the Series’ Administrator, the Series periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Series in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, the entities receiving non-public portfolio holdings as of the date of this SAI are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Series.
Non-Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

Adviser	Virtus Investment Advisers, Inc.	Daily with no delay
Subadvisers	Aberdeen Asset Management Inc.	Daily with no delay
	Duff & Phelps Investment Management Co.	Daily with no delay
	Euclid Advisors, LLC	Daily with no delay
	F-Squared Institutional Advisors, LLC	Daily with no delay
	Kayne Anderson Rudnick Investment Management LLC	Daily with no delay
	Newfleet Asset Management, LLC	Daily with no delay
Administrator	Virtus Fund Services, LLC	Daily, with no delay
Distributor	VP Distributors, LLC	Daily, with no delay
Custodian	JPMorgan	Daily, with no delay
Sub-financial Agent	BNY Mellon	Daily, with no delay
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	Annual Reporting Period, within 5 business days of the end of reporting period
Performance Analytics Firm	FactSet Research Systems, Inc.	Daily, with no delay
Typesetting and Printing Firm for Financial Reports	RR Donnelley Financial	Quarterly, within 15 days of end of reporting period
Proxy Voting Service	ISS	Daily, weekly, monthly, quarterly depending on subadviser
Class Action Provider	Battea-Class Action Services, LLC	Daily, with no delay
Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

Rating Agencies	Lipper Inc. and Morningstar	Various frequencies depending on the series, which includes, but is not limited to: Monthly with 30-day delay or fiscal quarter with a 15-,30-, or 60-day delay.
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thompson Reuters	Various frequencies depending on the series, which includes, but is not limited to: Monthly with 30-day delay or fiscal quarter with a 15-,30-, or 60-day delay.
These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Series.

There is no guarantee that the Trust’s policies on use and dissemination of holdings information will protect the Series from the potential misuse of holdings by individuals or firms in possession of such information.

MORE INFORMATION ABOUT SERIES INVESTMENT STRATEGIES & RELATED RISKS
The following investment strategies and policies supplement each Series’ investment strategies and policies set forth in the Series’ prospectuses. Some of the investment strategies and policies described below and in each Series’ prospectus set forth percentage limitations on a Series’ investment in, or holdings of, certain types of investments. Unless otherwise required by law or stated in this SAI, compliance with these strategies and policies will be determined immediately after the acquisition of such investments by the Series. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Series’ investment strategies and policies.

Investment Technique	Description and Risks	Fund-Specific Limitations

Debt Investing
Each Series may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset-or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security’s maturity. Some debt securities, such as zero coupon securities (discussed below), do not pay interest but are sold at a deep discount from their face value.
Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Series’ investment objective depends in part on the continuing ability of the issuers of the debt securities in which the Series invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Convertible Securities

A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specific price or formula. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value then the underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases.
Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore,

A Series’ investments in convertible securities that are rated below investment grade will be limited to 5% of the Series’ total assets.

Investment Technique	Description and Risks	Fund-Specific Limitations

generally entail less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed income security. However, because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer’s non-convertible debt obligations or preferred stock.
A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by the Series is called for redemption, the Series could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Series generally would invest in convertible securities for their favorable price characteristics and total return potential, and would normally not exercise an option to convert. The Series might be more willing to convert such securities to common stock.
A Series’ subadviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Series and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. However, the Series may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” (For information about debt securities rated less than investment grade, see “High-Yield/High-Risk (Junk Bonds) Securities” under “Debt Investing” in this section of the SAI; for additional information about ratings on debt obligations, see Appendix A to this SAI.)

Corporate Debt Securities
Each Series may invest in debt securities issued by corporations, limited partnerships and other similar entities. A Series’ investments in debt securities of domestic or foreign corporate issuers include bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Series’ minimum ratings criteria or if unrated are, in the Series’ subadviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Dollar-denominated Foreign Debt Securities (“Yankee Bonds”)
Each Series may invest in “Yankee bonds”, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks. Since these instruments are dollar-denominated, they are not affected by variations in currency exchange rates. They are influenced primarily by interest rate levels in the United States and by the financial condition of the issuer, or of the issuer’s foreign parent. However, investing in these instruments may present a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods. (See “Foreign Investing” in this section of the SAI for additional information about investing in foreign countries.)

Investment Technique	Description and Risks	Fund-Specific Limitations

Duration
Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.) A bond’s duration will almost always be shorter than its maturity, with the exception of zero coupon bonds, for which maturity and duration are equal.

High-Yield/High-Risk Fixed Income Securities

Investments in securities rated “BB” or below by S&P or “Ba” or below by Moody’s generally provide greater income (leading to the name “high-yield” securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility, liquidity, and principal and income risk. These securities are regarded as predominantly speculative as to the issuer’s continuing ability to meet principal and interest payment obligations. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.
Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Series might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Series’ NAV.
Low-rated securities typically contain redemption, call or prepayment provisions which permit the issuer of the securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Series may have to replace the securities with a lower yielding security which would result in lower returns for the Series.
A Series may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Series anticipate that such securities could be sold

The Multi-Sector Fixed Income Series will limit its investments in below-investment grade securities to no more than 50% of its net assets; the Strategic Allocation Series will limit such investments to no more than 10% of its net assets.

Investment Technique	Description and Risks	Fund-Specific Limitations

only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the NAV of a particular Series and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Series to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated securities, especially in a thinly-traded market. If a Series experiences unexpected net redemptions, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities, the Series may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Series’ asset base over which expenses could be allocated and could result in a reduced rate of return for the Series.

Inverse Floating Rate Obligations
Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Series may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security’s yield, it may also increase the volatility of the security’s market value.
Similar to other variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Series holding these instruments could lose money and its NAV could decline.

Letters of Credit
Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the relevant Series’ subadviser, are of investment quality comparable to other permitted investments of the Series may be used for Letter of Credit-backed investments.

Loan and Debt Participations and Assignments

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. Loan participations of the type in which the Series may invest include interests in both secured and unsecured corporate loans. When a

Investment Technique	Description and Risks	Fund-Specific Limitations

Series purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Series’ obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Series disposing of such securities at a substantial discount from face value or holding such securities until maturity.
In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Series, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Series. Accordingly, such participations are speculative and may result in the income level and net assets of the Series being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations may be deemed by the Series to be illiquid investments. A Series will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the Series’ subadviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody’s or S&P. For the purposes of diversification and/or concentration calculations, both the borrower and issuer will be considered an “issuer.”
The Series may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the relevant Series’ subadviser has determined meets the prescribed quality standards of the Series. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Series, the credit of the selling bank will.
Loan participations and assignments may be illiquid and therefore subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Municipal Securities and Related Investments

Tax-exempt municipal securities are debt obligations issued by the various states and their subdivisions (e.g., cities, counties, towns, and school districts) to raise funds, generally for various public improvements requiring long-term capital investment. Purposes for which tax-exempt bonds are issued include flood control, airports, bridges and highways, housing, medical facilities, schools, mass transportation and power, water or sewage plants, as well as others. Tax-exempt bonds also are occasionally issued to retire outstanding obligations, to obtain funds for operating expenses or to loan to other public or, in some cases, private sector organizations or to individuals.
Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of

Investment Technique	Description and Risks	Fund-Specific Limitations

portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Series to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Series invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s and S&P’s represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for such regulation in the future.
The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.
Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Descriptions of some of the municipal securities and related investment types most commonly acquired by the Series are provided below. In addition to those shown, other types of municipal investments are, or may become, available for investment by the Series. For the purpose of each Series’ investment restrictions set forth in this SAI, the identification of the “issuer” of a municipal security which is not a general obligation bond is made by the applicable Series’ subadviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

Municipal Bonds
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Another type of municipal bond is referred to as an industrial development bond.

General Obligation Bonds
Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Investment Technique	Description and Risks	Fund-Specific Limitations

Industrial Development Bonds
Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports arenas and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Revenue Bonds
The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

Municipal Leases
The Series may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a “non-appropriation” lease, the Series’ ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult. The Series’ subadviser will evaluate the credit quality of a municipal lease and whether it will be considered liquid. (See “Illiquid and Restricted Investments” in this section of the SAI for information regarding the implications of these investments being considered illiquid.)

Municipal Notes
Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes.

Bond Anticipation Notes	Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Investment Technique	Description and Risks	Fund-Specific Limitations

Construction Loan Notes	Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.
Revenue Anticipation Notes	Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.
Tax Anticipation Notes
Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Tax-Exempt Commercial Paper
Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Participation on Creditors’ Committees
While the Series do not invest in securities to exercise control over the securities’ issuers, each Series may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Series. Such participation may subject the relevant Series to expenses such as legal fees and may make the Series an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Series’ ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by a Series on such committees also may expose the Series to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Series will participate on such committees only when the Series’ subadviser believes that such participation is necessary or desirable to enforce the Series’ rights as a creditor or to protect the value of securities held by the Series.

Payable in Kind (“PIK”) Bonds
PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or “in kind”, which means in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series’ distribution obligations. The market prices of PIK bonds generally are more volatile than the market prices of securities that pay interest periodically, and they are likely to respond to changes in interest rates to a greater degree than would otherwise similar bonds on which regular cash payments of interest are being made.

Ratings

The rating or quality of a debt security refers to the issuer’s creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody’s, S&P or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

Investment Technique	Description and Risks	Fund-Specific Limitations

After a Series purchases a debt security, the rating of that security may be reduced below the minimum rating acceptable for purchase by the Series. A subsequent downgrade does not require the sale of the security, but the Series’ subadviser will consider such an event in determining whether to continue to hold the obligation. To the extent that ratings established by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, a Series will invest in securities which are deemed by the Series’ subadviser to be of comparable quality to securities whose current ratings render them eligible for purchase by the Series.
Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market-value risk of low-rated securities and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Sovereign Debt
Each Series may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Series may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Series may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Series hold non-performing sovereign debt, the Series may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing their rights thereunder.

Investment Technique	Description and Risks	Fund-Specific Limitations

Brady Bonds
Each Series may invest a portion of its assets in certain sovereign debt obligations known as “Brady Bonds.” Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation’s adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.
Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Stand-by Commitments
Each Series may purchase securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Series pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit the Series to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. Stand-by commitments acquired by a Series are valued at zero in determining the Series’ NAV. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

Strip Bonds
Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender Option Bonds
Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face

Investment Technique	Description and Risks	Fund-Specific Limitations

value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.
Variable and Floating Rate Obligations

Each Series may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.
In order to most effectively use these investments, a Series’ subadviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Series’ subadviser incorrectly forecasts such movements, the Series could be adversely affected by the use of variable or floating rate obligations.
The floating and variable rate obligations that the Series may purchase include variable rate demand securities. Variable rate demand securities are variable rate securities that have demand features entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest, which may be more or less than the price that the Series paid for them. The interest rate on variable rate demand securities also varies either according to some objective standard, such as an index of short-term, tax-exempt rates, or according to rates set by or on behalf of the issuer.
When a Series purchases a floating or variable rate demand instrument, the Series’ subadviser will monitor, on an ongoing basis, the ability of the issuer to pay principal and interest on demand. The Series’ right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Series elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Series’ custodian subject to a sub-custodian agreement between the bank and the Series’ custodian.
The floating and variable rate obligations that the Series may purchase also include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Series an undivided interest in the underlying obligations in the proportion that the Series’ interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.
The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.
Each Series will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating

Investment Technique	Description and Risks	Fund-Specific Limitations

rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer’s creditworthiness.
A floating or variable rate instrument may be subject to a Series’ percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Series may not demand payment of the principal amount within seven days. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Zero and Deferred Coupon Debt Securities

Each Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” bonds) or until maturity (“zero coupon” bonds). The nonpayment of interest on a current basis may result from the bond’s having no stated interest rate, in which case the bond pays only principal at maturity and is initially issued at a discount from face value. Alternatively, the bond may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of these types of bonds is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond’s life or payment deferral period.
Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are generally purchased by a Series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, when a Series invests in zero or deferred coupon bonds there is a risk that the value of the Series’ shares may decline more as a result of an increase in interest rates than would be the case if the Series did not invest in such bonds.
Even though zero and deferred coupon bonds may not pay current interest in cash, each Series is required to accrue interest income on such investments and to distribute such amounts to shareholders. Thus, a Series would not be able to purchase income-producing securities to the extent cash is used to pay such distributions, and, therefore, the Series’ current income could be less than it otherwise would have been. Instead of using cash, the Series might liquidate investments in order to satisfy these distribution requirements.

Derivative Investments

The Series may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Series may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.
The Series may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Series invests in a derivative for speculative purposes, the Series will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Series may not use any derivative to gain exposure to an asset or class of assets

Investment Technique	Description and Risks	Fund-Specific Limitations

that it would be prohibited by its investment restrictions from purchasing directly. The Series’ ability to use derivative instruments may also be limited by tax considerations. (See “Dividends, Distributions and Taxes” in this SAI.)
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Commodity Interests
Certain of the derivative investment types permitted for the Series may be considered commodity interests for purposes of the CEA and regulations approved by the CFTC. However, each Series intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations. As a result, each Series has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under CFTC Regulation 4.13(a)(3).
The CFTC recently adopted amendments to its rules that may affect the Series’ ability to continue to claim exclusion or exemption from regulation. If a Series’ use of these techniques would cause the Series to be considered a “commodity pool” under the CEA, then the Adviser would be subject to registration and regulation as the Series’ commodity pool operator, and the Series’ subadviser may be subject to registration and regulation as the Series’ commodity trading advisor. A Series may incur additional expense as a result of the CFTC’s registration and regulation obligations, and the Series’ use of these techniques and other instruments may be limited or restricted.

Credit-linked Notes
Credit-linked notes are derivative instruments used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle that sells credit protection through a credit default swap agreement in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the credit default swap. Should a default occur, the special purpose vehicle would have to pay the transaction sponsor, subordinating payments to the note holders. Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.

Eurodollar Instruments
The Series may invest in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Series might use Eurodollar futures contracts and options thereon to

Investment Technique	Description and Risks	Fund-Specific Limitations

hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Equity-linked Derivatives
Each Series may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include Standard & Poor’s Depositary Receipts (SPDRs), World Equity Benchmark Series (WEBs), NASDAQ 100 tracking shares (QQQs), Dow Jones Industrial Average Instruments (DIAMONDS) and Optimized Portfolios as Listed Securities (OPALS). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index.
Investments in equity-linked derivatives may constitute investments in other investment companies. (See “Mutual Fund Investing” in this section of the SAI for information regarding the implications of a Series investing in other investment companies.)

Foreign Currency Forward Contracts, Futures and Options

Each Series may engage in certain derivative foreign currency exchange and option transactions involving investment risks and transaction costs to which the Series would not be subject absent the use of these strategies. If a Series’ subadviser’s predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the adverse consequences to the Series may leave the Series in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Series’ subadviser’s ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Series’ ability to enter into futures contracts is also limited by the requirements of the Code for qualification as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of this SAI.)
A Series may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, a Series may write covered put and call options on foreign currencies for the purpose of increasing its return.
Generally, a Series may engage in both “transaction hedging” and “position hedging.” When it engages in transaction hedging, a Series enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Series will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Series will attempt to protect itself against a possible loss resulting from an adverse change in the exchange rate

Investment Technique	Description and Risks	Fund-Specific Limitations

between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.
A Series may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. For transaction hedging purposes, the Series may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Series the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Series the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Series the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Series the right to purchase the currency at the exercise price until the expiration of the option.
When engaging in position hedging, a Series enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which the Series expects to purchase, when the Series holds cash or short-term investments). In connection with position hedging, the Series may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. (A Series may also purchase or sell foreign currency on a spot basis, as discussed in “Foreign Currency Transactions” under “Foreign Investing” in this section of the SAI.)
The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Series is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Series is obligated to deliver.
Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Series owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in value of such currency.

Investment Technique	Description and Risks	Fund-Specific Limitations

A Series may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. In that case, the Series receives a premium from writing a put or call option, which increases the Series’ current return if the option expires unexercised or is closed out at a net profit. A Series may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
A Series’ currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Series’ subadviser will engage in such “cross hedging” activities when it believes that such transactions provide significant hedging opportunities for the Series. Cross hedging transactions by a Series involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
Foreign currency forward contracts, futures and options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the relevant Series’ ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.
The types of derivative foreign currency exchange transactions most commonly employed by the Series are discussed below, although each Series is also permitted to engage in other similar transactions to the extent consistent with the Series’ investment limitations and restrictions.

Foreign Currency Forward Contracts
A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
A Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily in an amount not less than the value of the Series’ total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be added so that the specifically designated amount is not less than the amount of the Series’ commitments with respect to such contracts.

Investment Technique	Description and Risks	Fund-Specific Limitations

Foreign Currency Futures Transactions

Each Series may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Series may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.
Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies. (See “Foreign Currency Options” and “Futures Contracts and Options on Futures Contracts”, each in this sub-section of the SAI.) The Series must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.
To the extent required to comply with SEC Release No. IC- 10666, when entering into a futures contract or an option transaction, a Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As of the date of this SAI, the Series may invest in futures contracts under specified conditions without being regulated as commodity pools. However, under recently amended CFTC rules the Series’ ability to maintain the exclusions/exemptions from the definition of commodity pool may be limited. (See “Commodity Interests” in this section of the SAI.)

Foreign Currency Options

A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Series against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement

Investment Technique	Description and Risks	Fund-Specific Limitations

in the value of such currency. For example, if the Series were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Series had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Series would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Series may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and a Series could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Series’ position, the Series may forfeit the entire amount of the premium plus related transaction costs.
Options on foreign currencies written or purchased by a Series may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Foreign Currency Warrants

Foreign currency warrants such as currency exchange warrants are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been

Investment Technique	Description and Risks	Fund-Specific Limitations

issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace.
Foreign currency warrants may be used to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Performance Indexed Paper
Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about the time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper,

Investment Technique	Description and Risks	Fund-Specific Limitations

with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
Principal Exchange Rate Linked Securities (“PERLS”)
PERLS are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar, “reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Futures Contracts and Options on Futures Contracts

Each Series may use interest rate, foreign currency or index futures contracts. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, and it is expected that other futures contracts will be developed and traded in the future. Interest rate futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange and the Singapore International Monetary Exchange.
A Series may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes discussed above. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

No Series will purchase or sell any financial futures contract or related option for non-bona fide hedging purposes if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets.
No Series may enter into a futures contract for the delivery of a security if, immediately thereafter, the value of the securities called for by all of such Series’ outstanding futures contracts (for both receipt and delivery) would exceed 10% of the

Investment Technique	Description and Risks	Fund-Specific Limitations

The Series will limit their use of futures contracts and futures options to hedging transactions in an attempt to increase total return, in accordance with federal regulations. The costs of, and possible losses incurred from, futures contracts and options thereon may reduce the Series’ current income and involve a loss of principal. Any incremental return earned by the Series resulting from these transactions would be expected to offset anticipated losses or a portion thereof.
The Series will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Series, the Series is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Series upon termination of the contract, assuming all contractual obligations have been satisfied. The Series expect to earn interest income on their initial margin deposits. A futures contract held by a Series is valued daily at the official settlement price of the exchange on which it is traded. Each day the Series pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Series but is instead a settlement between the Series and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Series will mark to market its open futures positions.
The Series are also required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the relevant Series.
To the extent required to comply with SEC Release No. IC- 10666, when entering into a futures contract or an option on a futures contract, a Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As of the date of this SAI, each Series may invest in futures contracts under specified conditions without registering as a commodity pool with the CFTC. However, under the recent rule amendments the Series’ ability to claim the exclusion/exemption from the definition of a commodity pool may be limited. (See “Commodity Interests” in this SAI.)

market value of such Series’ total assets.

Investment Technique	Description and Risks	Fund-Specific Limitations

The requirements of the Code for qualification as a regulated investment company also may limit the extent to which a Series may enter into futures, futures options or forward contracts. (See the “Dividends, Distributions and Taxes” section of this SAI.)
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Series realizes a capital gain, or if it is more, the Series realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Series realizes a capital gain, or if it is less, the Series realizes a capital loss. The transaction costs must also be included in these calculations.
Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. The Series will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Series would continue to be required to make daily margin payments. In this situation, if the Series has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, the Series may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Series’ ability to hedge its portfolio effectively.
There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger’s opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Series to incur additional brokerage commissions and may cause an increase in the Series’ portfolio turnover rate.
The successful use of futures contracts and related options also depends on the ability of the relevant Series’ subadviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Series or such prices move in a direction opposite to that anticipated, the Series may realize a loss on the transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, the Series’ total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.

Investment Technique	Description and Risks	Fund-Specific Limitations

Utilization of futures contracts by a Series involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Series will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Series has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Series’ portfolio may decline. If this occurred, the Series would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Series is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Series then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Series will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.
The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.
Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Series because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Mortgage-Related and Other Asset-Backed Securities

Each Series may purchase mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the

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maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.
If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.
Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Series’ portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.
In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Series’ yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Series purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.
Duration is one of the fundamental tools used by the adviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” is considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve the adviser’s estimates of future economic parameters, which may vary from actual future values. Fixed income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For

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example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.
Descriptions of some of the different types of mortgage-related and other asset-backed securities most commonly acquired by the Series are provided below. In addition to those shown, other types of mortgage-related and asset-backed investments are, or may become, available for investment by the Series.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.
CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.
FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually rather than monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

CMO Residuals
CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of

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the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Series may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed illiquid and therefore subject to the Series’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Mortgage Pass-through Securities

Mortgage pass-through securities are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages. Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include FNMA and FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC issues Participation Certificates that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate

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collection of principal on securities they issue, but the securities they issue are neither issued nor guaranteed by the United States Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series’ investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Series may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Series’ subadviser determines that the securities meet the Series’ quality standards. Securities issued by certain private organizations may not be readily marketable and may therefore be subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Series’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI by virtue of the exclusion from the test available to all U.S. Government securities. The Series will take the position that privately-issued, mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by the actions of the U.S. Government to tighten the availability of its

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credit. On September 7, 2008, the FHFA, an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Furthermore, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guarantee obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guarantee obligation and would be exposed to the credit risk of that party.

Other Asset-Backed Securities
Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.
Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of state and federal consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

Stripped Mortgage-backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the

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remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Series’ yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories. The market value of the PO class generally is unusually volatile in response to changes in interest rates.
Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid and therefore subject to the Series’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Each Series may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the relevant Series’ investment objectives and policies.

Options

Each Series may purchase or sell put and call options on securities, indices and other financial instruments. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the OCC.
A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
Options written by a Series will be covered and will remain covered as long as the Series is obligated as a writer. A call option is “covered” if the Series owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Series holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Series. A put option is “covered” if the Series maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the

Each Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities, securities indices and foreign currencies.
No Series may write options on more than 50% of its total assets.
Immediately after entering into an opening option position, the total value of all open option positions based on exercise price will not exceed 10% of the Strategic Allocation Series’ total assets.
The Multi-Sector Fixed Income Series may only purchase a call option to terminate a previously written call option.

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exercise price of the put held is equal to or greater than the exercise price of the put written.
A Series’ obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Series’ execution of a closing purchase transaction. This means that a Series buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Series will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Series that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Series will be subject to the risk of market decline or appreciation in the instrument during such period.
To the extent required to comply with SEC Release No. IC- 10666, when entering into an option transaction, a Series will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Series expires unexercised, the Series will realize a loss equal to the premium paid. If a Series enters into a closing sale transaction on an option purchased by it, the Series will realize a gain if the premium received by the Series on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Series expires on the stipulated expiration date or if a Series enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Series is exercised, the proceeds of the sale will be increased by the net premium originally received and the Series will realize a gain or loss.
Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

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There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The staff of the SEC currently takes the position that options not traded on registered domestic securities exchanges and the assets used to cover the amount of the Series’ obligation pursuant to such options are illiquid, and are therefore subject to each Series’ limitation on investments in illiquid securities. However, for options written with “primary dealers” in U.S. Government securities pursuant to an agreement requiring a closing transaction at the formula price, the amount considered to be illiquid may be calculated by reference to a formula price. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Options on Indexes and “Yield Curve” Options

Each Series may enter into options on indexes or options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.
With respect to yield curve options, a call or put option is covered if a Series holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Series’ net liability under the two options. Therefore, the Series’ liability for such a covered option is generally limited to the difference between the amount of the Series’ liability under the option it wrote less the value of the option it holds. A Series may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

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The trading of these types of options is subject to all of the risks associated with the trading of other types of options. In addition, however, yield curve options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Reset Options
In certain instances, a Series may purchase or write options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by a Series is paid at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where a Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Swap Agreements

Each Series may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Series than if the Series had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Series’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Series’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by specifically

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designating on the accounting records of the Series liquid assets to avoid leveraging of the Series’ portfolio.
Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid and therefore subject to the Series’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Series’ subadviser will cause the Series to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Series’ repurchase agreement guidelines. (See “Repurchase Agreements” in this section of the SAI.) Certain restrictions imposed on the Series by the Code may limit the Series’ ability to use swap agreements. (See the “Dividends, Distributions and Taxes” section of this SAI.) The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Series’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants and must meet certain conditions (each pursuant to the CEA and regulations of the CFTC). However, recent CFTC rule amendments dictate that certain swap agreements be considered commodity interests for purposes of the CEA. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications of investments being considered commodity interests under the CEA.)
Recently, the SEC and the CFTC have developed and finalized rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act to create a new, comprehensive regulatory framework for swap transactions, and as of the date of this SAI they are continuing to develop and finalize additional rules. Under the new regulations, certain swap transactions will be required to be executed on a regulated trading platform and cleared through a derivatives clearing organization. Additionally, the new regulations will impose other requirements on the parties entering into swap transactions, including requirements relating to posting margin, and reporting and documenting swap transactions. A Series engaging in swap transactions may incur additional expenses as a result of these new regulatory requirements. The Adviser is continuing to monitor the finalization and implementation of the new regulations and to assess their impact on the Series.

Credit Default Swap Agreements

Each Series may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation (typically emerging market debt). A Series may be either the buyer or seller in the transaction. If a Series is a buyer and no event of default occurs, the Series loses its investment and recovers nothing; however, if an

Investment Technique	Description and Risks	Fund-Specific Limitations

event of default occurs, the Series receives full notional value for a reference obligation that may have little or no value.
As a seller, a Series receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided there is no default event; if an event of default occurs, the Series must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the Series as a seller, coupled with the periodic payments previously received, may be less than the full notional value the Series pays to the buyer, resulting in a loss of value to the Series.
Credit default swaps involve greater risks than if the fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Series will enter into swap agreements only with counterparties deemed creditworthy by the Series’ subadviser.

Equity Securities

The Series may invest in equity securities. Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities.
Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Series may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Series of a portfolio security to meet redemptions by shareholders or otherwise may require the Series to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.
Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. Fluctuations in the value of equity securities in which a Series invests will cause the NAV of the Series to fluctuate.

Investment Technique	Description and Risks	Fund-Specific Limitations

Securities of Small and Mid Capitalization Companies
While small and medium-sized issuers in which a Series invests may offer greater opportunities for capital appreciation than larger market capitalization issuers, investments in such companies may involve greater risks and thus may be considered speculative. For example, smaller companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, many small and mid-capitalization company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of small and mid-capitalization companies may also be more sensitive to market changes than the securities of larger companies. When a Series invests in small or mid-capitalization companies, these factors may result in above-average fluctuations in the NAV of the Series’ shares. Therefore, a Series investing in such securities should be considered as a long-term investment and not as a vehicle for seeking short-term profits. Similarly, an investment in a Series investing in such securities should not be considered a complete investment program.
Market capitalizations of companies in which the Series invest are determined at the time of purchase.

Unseasoned Companies
As a matter of operating policy, each Series may invest to a limited extent in securities of unseasoned companies and new issues. The Adviser regards a company as unseasoned when, for example, it is relatively new to, or not yet well established in, its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. Generally, the Series will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years’ continuous operation (including that of predecessors).

Foreign Investing

The Series may invest in a broad range of securities of foreign issuers, including equity, debt and convertible securities and foreign government securities. The Series may purchase the securities of issuers from various countries, including countries commonly referred to as “emerging markets.” The Series may also invest in domestic securities denominated in foreign currencies.
Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by a Series will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there

Investment Technique	Description and Risks	Fund-Specific Limitations

may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Finally, the Series may encounter difficulty in obtaining and enforcing judgments against issuers of foreign securities.
Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Series and which may not be recoverable by the Series or their investors.
The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.
Settlement procedures relating to the Series’ investments in foreign securities and to the Series’ foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Series’ domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Series may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

Depositary Receipts

Each Series permitted to hold foreign securities may also hold ADRs, ADSs, GDRs and EDRs. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as CDRs, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally,

Investment Technique	Description and Risks	Fund-Specific Limitations

ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Series’ investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign securities.
Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Series’ investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.
Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. (The risks of foreign investing are addressed above in this section of the SAI under the heading “Foreign Investing.”) In addition to risks associated with the underlying portfolio of securities, receipt holders also must consider credit standings of the custodians and broker/dealer sponsors. The receipts are not registered with the SEC and qualify as Rule 144A securities which may make them more difficult and costly to sell. (For information about Rule 144A securities, see “Illiquid and Restricted Securities” in this section of the SAI.)

Emerging Market Securities

The Series may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the World Bank; (iii) listed in World Bank publications as developing; or (iv) determined by the adviser to be an emerging market as defined above.
Certain emerging market countries are either comparatively underdeveloped or are in the process of becoming developed and may consequently be economically dependent on a relatively few or closely interdependent industries. A high proportion of the securities of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While a Series’ subadviser will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of the Series’ investments in such countries and the availability of additional investments in such countries.

Investment Technique	Description and Risks	Fund-Specific Limitations

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Series due to subsequent declines in value of portfolio securities or, if a Series has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.
Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, a country could impose temporary restrictions on foreign capital remittances, whether because deterioration occurs in an emerging market’s balance of payments or for other reasons. The Series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Series of any restrictions on investments.
Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Series.

Foreign Currency Transactions

When investing in securities denominated in foreign currencies, the Series will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Series’ assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Series will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.
As a result of its investments in foreign securities, a Series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Series may convert

Investment Technique	Description and Risks	Fund-Specific Limitations

such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Series’ subadviser believes that the applicable rate is unfavorable at the time the currencies are received or the Series’ subadviser anticipates, for any other reason, that the exchange rate will improve, the Series may hold such currencies for an indefinite period of time.
In addition, a Series may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Series is exercised or the Series is unable to close out a forward contract. A Series may hold foreign currency in anticipation of purchasing foreign securities.
A Series may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Series’ subadviser, it is in the best interest of the Series to do so. In such instances as well, the Series may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.
While the holding of currencies will permit a Series to take advantage of favorable movements in the applicable exchange rate, it also exposes the Series to risk of loss if such rates move in a direction adverse to the Series’ position. Such losses could reduce any profits or increase any losses sustained by the Series from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Series’ profit or loss on currency options or forward contracts, as well as its hedging strategies.
When a Series effects foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, the Series incurs expenses in converting assets from one currency to another. A Series may also effect other types of foreign currency exchange transactions, which have their own risks and costs. For information about such transactions, please see “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” in this section of the SAI.

Foreign Investment Companies
Some of the countries in which the Series may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. As a shareholder of another investment company, the Series would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Series bears directly in connection with its own operations. For additional information, see “Mutual Fund Investing” in this section of the SAI.

Privatizations
The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). Privatizations may offer opportunities for significant capital appreciation. In certain foreign

Investment Technique	Description and Risks	Fund-Specific Limitations

countries, the ability of foreign entities such as the Series to participate in privatizations may be limited by local law, or the terms on which a Series may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

Funding Agreements
Each Series may invest in funding agreements, which are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid and will therefore be subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Funding agreements are regulated by the state insurance board of the state where they are executed.

Guaranteed Investment Contracts
Each Series may invest in GICs issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. Therefore, these investments may be deemed to be illiquid, in which case they will be subject to the Series’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Illiquid and Restricted Securities

Each Series may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such securities may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.
Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Series within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Series’ subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Investment Technique	Description and Risks	Fund-Specific Limitations

The Series may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.
Although the securities described in this section generally will be considered illiquid, a security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security and therefore these securities may be determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees. The Trustees have delegated to each Series’ subadviser the day-to-day determination of the liquidity of such securities in the respective Series’ portfolio, although they have retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Trustees have directed the subadvisers to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) and availability of market quotations; and (iv) other permissible factors. The Trustees monitor implementation of the guidelines on a periodic basis.
If illiquid securities exceed 15% of a Series’ net assets after the time of purchase, the Series will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the relevant Series’ subadviser may not be able to dispose of them in a timely manner. As a result, the Series may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Series holding them to decline. A security that is determined by a Series’ subadviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.
Restricted securities ordinarily can be sold by the Series in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the 1933 Act. When registration is required, the Series may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Series might obtain a less favorable price than the price which prevailed when it decided to sell.
Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

Leverage

Each Series may employ investment techniques that create leverage, either by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Investment Technique	Description and Risks	Fund-Specific Limitations

The SEC takes the position that transactions that have a leveraging effect on the capital structure of a mutual fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and stand-by commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices (additional discussion about a number of these transactions can be found throughout this section of the SAI). As a result, when a Series enters into such transactions the transactions may be subject to the same requirements and restrictions as borrowing. (See “Borrowing” below for additional information.)
The following are some of the Series’ permitted investment techniques that are generally viewed as creating leverage for the Series.

Borrowing
A Series’ ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a Series is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Series’ total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the Series’ total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Series may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Series’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Series also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

No Series may borrow money, except (i) in amounts not to exceed one-third of the value of the Series’ total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.
The Growth & Income Series may not borrow money except from banks for temporary purposes.

Investment Technique	Description and Risks	Fund-Specific Limitations

Mortgage “Dollar-Roll” Transactions
Each Series may enter into mortgage “dollar-roll” transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on the mortgage-backed securities. The Series is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Series may also be compensated by receipt of a commitment fee. If the income and capital gains from the Series’ investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Series compared with what the performance would have been without the use of the dollar roll.
Dollar-roll transactions involve the risk that the market value of the securities the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Series sells securities becomes insolvent, the Series’ right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Series’ subadviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Series sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.
Generally, a reverse repurchase agreement enables the Series to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Series of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Series with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction.
While a reverse repurchase agreement is outstanding, the Series will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Series will enter into reverse repurchase agreements only with parties that the Series’ subadviser deems creditworthy.

Investment Technique	Description and Risks	Fund-Specific Limitations

Money Market Instruments
Each Series may invest in money market instruments, which are high-quality short-term investments. The types of money market instruments most commonly acquired by the Series are discussed below, although each Series is also permitted to invest in other types of money market instruments to the extent consistent with the Series’ investment limitations and restrictions.

Bankers’ Acceptances
A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution. They generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Series’ yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks
The money market instruments in which the Series may invest include negotiable certificates of deposit, bankers’ acceptances and time deposits of foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. For the purposes of each Series’ investment policies with respect to money market instruments, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Series to investment risks that are different in some respects from those of investments in obligations of domestic issuers.
Although a Series typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Series. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Time Deposits	Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.
U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of

Investment Technique	Description and Risks	Fund-Specific Limitations

issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.
Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, FNMA, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Series must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Mutual Fund Investing

Each Series is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act.
Investment companies in which the Series may invest may include ETFs. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similarly to a publicly traded company. Most ETFs seek to achieve the same return as a particular market index. That type of ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index. An index-based ETF will invest in either all of the securities or a representative sample of the securities included in the index. Other types of ETFs include leveraged or inverse ETFs, which are ETFs that seek to achieve a daily return that is a multiple or an inverse multiple of the daily return of a securities index. An important characteristic of these ETFs is that they seek to achieve their stated objectives on a daily basis, and their performance over longer periods of time can differ significantly from the multiple or inverse multiple of the index performance over those longer periods of time. ETFs also include actively managed ETFs that pursue active management strategies and publish their portfolio holdings on a daily basis.
In connection with the management of its daily cash positions, each Series may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from federal income taxes) and that seek to maintain a $1.00 NAV per share.
In certain countries, investments by the Series may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries.

Investment Technique	Description and Risks	Fund-Specific Limitations

(See “Foreign Investment Companies” under “Foreign Investing” in this section of the SAI.)
Under the 1940 Act, a Series may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Series may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to an exemptive order granted by the SEC. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Series may rely on these exemptive orders to invest in unaffiliated ETFs. In addition to this, the Trust has obtained exemptive relief permitting the Series to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.
The risks associated with investing in other investment companies generally reflect the risks of owning shares of the underlying securities in which those investment companies invest, although lack of liquidity in an investment company could result in its value being more volatile than the underlying portfolio of securities. For purposes of complying with investment policies requiring a Series to invest a percentage of its assets in a certain type of investments (e.g., stocks of small capitalization companies), the Series generally will look through an investment company in which it invests, to categorize the investment company in accordance with the types of investments the investment company holds.
Certain investment companies in which the Series may invest may be considered commodity pools under the CEA and applicable CFTC regulations. If a Series invests in such an investment company, the Series will be required to treat some or all of its holding of the investment company’s shares as a commodity interest for the purposes of determining whether the Series is qualified to claim exclusion or exemption from regulation by the CFTC. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications to the Series of investing in commodity interests.)
Investors in each Series should recognize that when a Series invests in another investment company, the Series will bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Series bears directly in connection with its own operations.

Real Estate Investment Trusts (REITs)

Each Series may invest in REITs. REITs pool investors’ funds for investment primarily in income producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.
REITs can generally be classified as follows: •Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

Investment Technique	Description and Risks	Fund-Specific Limitations

•Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.•Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.
REITs are like closed-end investment companies in that they are essentially holding companies. An investor should realize that by investing in REITs indirectly through the Series, he will bear not only his proportionate share of the expenses of the Series, but also, indirectly, similar expenses of the underlying REITs. (See “Mutual Fund Investing” in this section of the SAI.)
Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly. The risks associated with REITs are similar to those associated with the direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.
Equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Series to possibly fail to qualify as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of the SAI.)

Repurchase Agreements

Each Series may enter into repurchase agreements by which the Series purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Series, or the purchase and repurchase price may be the same, with interest payable to the Series at a stated rate together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the interest rate on the security.
A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Series (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Series. The value of such collateral will be monitored throughout the term of the repurchase agreement in an attempt to ensure that the market value of the collateral always equals or exceeds the repurchase price (including accrued interest). If the value

Investment Technique	Description and Risks	Fund-Specific Limitations

of the collateral dips below such repurchase price, additional collateral will be requested and, when received, added to the account to maintain full collateralization.
Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the relevant Series’ subadviser to be creditworthy. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction. The Series also might incur disposition costs in connection with liquidating the underlying securities or enforcing its rights.
Typically, repurchase agreements are in effect for one week or less, but they may be in effect for longer periods of time. Repurchase agreements of more than seven days’ duration are subject to each Series’ limitation on investments in illiquid securities, which means that no more than 15% of the market value of a Series’ total assets may be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities.

Securities Lending

Subject to certain investment restrictions, each Series may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Series lending its securities. A Series will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Series is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Series may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.
Even though securities lending usually does not impose market risks on the lending Series, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Series must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Series could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Series.
No Series will lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

Short Sales

Each Series may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Series sells a security it does not own or have the right to acquire, or that it owns but does not wish to

Investment Technique	Description and Risks	Fund-Specific Limitations

deliver, in anticipation that the market price of that security will decline. A short sale is “against the box” to the extent the Series contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. All other short sales are commonly referred to as “naked” short sales.
When a Series makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Series is required to make a margin deposit in connection with such short sales; the Series may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Series covers its short position, the Series will incur a loss; conversely, if the price declines, the Series will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If a Series sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If a Series engages in naked short sales, the Series’ risk of loss could be as much as the maximum attainable price of the security (which could be limitless) less the price paid by the Series for the security at the time it was borrowed.

Special Situations
Each Series may invest in special situations that the Series’ subadviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.
A special situation arises when, in the opinion of the Series’ subadviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Temporary Investments
When business or financial conditions warrant, each Series may assume a temporary defensive position by investing in money-market instruments, including obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. (See “Money Market Instruments” in this section of the SAI for more information about these types of investments.)
For temporary defensive purposes, during periods in which a Series’ subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Series may reduce its

Investment Technique	Description and Risks	Fund-Specific Limitations

holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). The short-term and medium-term debt securities in which a Series may invest for temporary defensive purposes will be those that the Series’ subadviser believes to be of high quality (i.e., subject to relatively low risk of loss of interest or principal). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).

Warrants or Rights to Purchase Securities

Each Series may invest in or acquire warrants or rights to purchase equity or fixed income securities at a specified price during a specific period of time. A Series will make such investments only if the underlying securities are deemed appropriate by the Series’ subadviser for inclusion in the Series’ portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. (See “Options” in this section of the SAI for information about call options.)
Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. However, unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Series holding such warrants to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
A Series may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Series were not to exercise an index warrant prior to its expiration, then the Series would lose the amount of the purchase price paid by it for the warrant.

Each of the Growth & Income Series and the International Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE.

Investment Technique	Description and Risks	Fund-Specific Limitations

A Series will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Series’ use of index warrants are generally similar to those relating to its use of index options. (See “Options” in this section of the SAI for information about index options.) Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Series will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Series’ ability to exercise the warrants at such time, or in such quantities, as the Series would otherwise wish to do.

When-Issued and Delayed Delivery Transactions

Each Series may purchase securities on a when-issued or forward commitment basis. These transactions are also known as delayed delivery transactions. (The phrase “delayed delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by the Series to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.
When-issued purchases and forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, the Series might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Series might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. The Series will not enter into such transactions for the purpose of leverage.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Series’ NAV starting on the first business day after the date of the agreement to purchase the securities. The Series will be subject to the rights and risks of ownership of the securities on the agreement date. However, the Series will not earn interest on securities it has committed to purchase until they are paid for and received. A seller’s failure to deliver securities to the Series could prevent the Series from realizing a price or yield considered to be advantageous and could cause the Series to incur expenses associated with unwinding the transaction.
When a Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Series’ assets. Fluctuations in the market value of the underlying securities will not be reflected in the Series’ NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes

Investment Technique	Description and Risks	Fund-Specific Limitations

place up to 90 days after the date of the transaction, but the Series may agree to a longer settlement period.
The Series will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after it is entered into. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. The Series may realize a capital gain or loss in connection with these transactions.
When a Series purchases securities on a when-issued or forward-commitment basis, the Series will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Series’ purchase commitments. These procedures are designed to ensure that each Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

INVESTMENT LIMITATIONS
Fundamental Investment Limitations
The Trust’s fundamental policies as they affect any Series cannot be changed without the approval of a vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon by any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.
(1)
  A Series may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series’ total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series. This restriction does not apply to the Virtus Real Estate Securities Series.
(2)
  A Series may not purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). This restriction does not apply to the Real Estate Securities Series. In addition, the Strategic Allocation Series may invest more than 25% of its assets in the banking industry. This prohibition shall not apply to the purchase of investment company shares by the Premium AlphaSector® Series.
(3)
  A Series may not issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction.
(4)
  A Series may not borrow money, except (i) in amounts not to exceed one third of the value of the Series’ total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.
(5)
  A Series may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law.
(6)
  A Series may not purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities.
(7)
  A Series may not lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Series may purchase debt securities, may enter into repurchase agreements, may lend portfolio securities and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.
(8)
  A Series may not purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).
Non-Fundamental Investment Limitations
Additional investment limitations adopted by each Series, which may be changed without shareholder approval, are as follows:

Growth & Income Series
The Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE. (See “Warrants or Rights to Purchase Securities” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

International Series

The Series may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the NYSE. (See “Warrants or Rights to Purchase Securities” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)
The Series also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. (See “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” and “Foreign Currency Transactions” under “Foreign Investing” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)
The Series may invest in nonconvertible fixed income securities of non-U.S. issuers when the Series’ subadviser believes that such securities are appropriate for the achievement of the Series’ investment objective. The nonconvertible fixed income securities may consist of: corporate notes, bonds, debentures and other securities (such as Euro-currency instruments) of non-U.S. issuers that are rated within the three highest rating categories of rating services or, if unrated, are deemed by the adviser to be of comparable credit quality; and securities issued by foreign governments and supranational agencies (such as the World Bank). (See “Debt Investing” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Multi-Sector Fixed Income Series
The Series may only purchase a call option to terminate a previously written call option. (See “Options” under “Derivative Investments” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Real Estate Securities Series
The Series will not invest in real estate directly, but only in securities issued by real estate companies. (See “Real Estate Investment Trusts (REITs)” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.) However, the portfolio may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentrating in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage trusts, overbuilding, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.

The Series may invest in debt securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s or, if not rated, judged to be of comparable quality as determined by the Series’ subadviser. (See “Ratings” under “Debt Investing” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.) In choosing debt securities for purchase by the Series, the Series’ subadviser will employ the same analytical and valuation techniques utilized in managing the equity portion of the Series holdings and will invest in debt securities only of companies that satisfy the Series’ subadviser’s investment criteria.

Strategic Allocation Series
Immediately after entering into an opening option position, the total value of all open option positions based on exercise price will not exceed 10% of the Series’ total assets. (See “Options” under “Derivative Investments” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)
In addition to the traditional investment techniques for purchasing and selling and engaging in trading, the Series may enter into financial futures and options contracts. (See “Futures Contracts and Options on Futures Contracts” and “Options” under “Derivative Investments” in the “More Information About Series Investment Strategies and Related Risks” section of this SAI.)

Application of Investment Limitations
Except as otherwise noted, if any percentage restriction described above for a Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series’ assets will not constitute a violation of the restriction. The investment restrictions listed above are not intended to prevent any Series from investing all of its assets in other registered investment companies except as provided by the 1940 Act and the rules promulgated thereunder.
MANAGEMENT OF THE TRUST
Trustees and Officers
The Board of Trustees of the Trust is responsible for the overall supervision of the Trust and performs the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law. The Board of Trustees is responsible for the overall supervision of the Series, including establishing the Series’ policies, general supervision and review of their investment activities. The officers, who administer the Series’ daily operations, are appointed by the Board of Trustees and generally are employees of the Adviser or one of its affiliates. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. The Trust has no employees.
Unless otherwise noted, the address of each individual is 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees*

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years

Thomas J. Brown YOB: 1945	Served since 2011.	9	Retired.	Director (since 2005), VALIC Company Funds (48 portfolios); and Director (since 2010), D’Youville Senior Care Center.
Roger A. Gelfenbien YOB: 1943	Served since 2000.	9	Retired.	Director (since 1999), USAllianz Variable Insurance Product Trust (41 portfolios); and Director (2003 to 2009), Webster Bank.
Eunice S. Groark YOB: 1938	Served since 1999.	9	Retired.	Director (2007 to 2012), Peoples’ United Financial Inc.; and Director (1995 to 2007), People’s United Bank.
John R. Mallin YOB: 1950	Served since 1999.	9	Partner/Attorney (since 2003), McCarter & English LLP Real Property Practice Group	None.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years

Hassell H. McClellan YOB: 1945	Served since 2008.	9	Retired.
Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College; Trustee, (since 2005), John Hancock Fund Complex (collectively, 234 portfolios); and Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company).

Philip R. McLoughlin YOB: 1946	Served since 2003.	67	Partner (2006 to 2012), Cross Pond Partners, LLC (strategy consulting firm); Managing Director (2009 to 2010), SeaCap Asset Management Fund I, L.P. and SeaCap Partners, LLC (investment management).
Director (since 1991) and Chairman (since 2010), World Trust Fund; Chairman (since 2002) and Trustee (since 1989), Virtus Mutual Funds (49 funds); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Trustee and Chairman (since 2011), Virtus Closed-End Funds (2 portfolios); Director (1985 to 2009), Argo Group International Holdings Inc. and its predecessor, PXRE Corporation (insurance); and Trustee and Chairman (since 2013), Virtus Alternative Solutions Funds (3 portfolios).

* Those Trustees listed as “Independent Trustees” are not “interested persons” of the Trust, as that term is defined in the 1940 Act.
Interested Trustee

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years

George R. Aylward** YOB: 1964	President since 2010; Trustee since 2012.	65
Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).

Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (2 portfolios); Trustee (since 2006), Virtus Mutual Fund Complex (49 portfolios); Director (since 2013), Virtus Global Funds, PLC; and Trustee (since 2013), Virtus Alternative Solutions Funds (3 portfolios).

**
  Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

W. Patrick Bradley YOB: 1972	Senior Vice President (since 2013), Vice President (2011-2013); Chief Financial Officer and Treasurer, since 2004.
Senior Vice President, Fund Services (since 2010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds; Senior Vice President (since 2013), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Senior Vice President, Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Funds.

Jennifer Fromm YOB: 1973	Vice President, Chief Legal Officer and Secretary, since 2013.
Assistant Secretary of various Virtus-affiliated open-end funds (since 2008); and Senior Counsel, Legal, Virtus Investment Partners, Inc. and/or certain of its subsidiaries (since 2007); and Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Alternative Solutions Funds.

Nancy J. Engberg YOB: 1956	Vice President, since 2010; Chief Compliance Officer, since 2011.
Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; and Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Funds.

Francis G. Waltman YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2010 to 2013)
Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Closed-End Funds; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013) Virtus Alternative Solutions Funds.

Leadership Structure and the Board of Trustees
The Board is currently composed of seven trustees, including six Independent Trustees. In addition to four regularly scheduled meetings per year, the Board holds special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board has appointed Mr. McLoughlin, an Independent Trustee, to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus; however, he is now an Independent Trustee due to (a) the fact that Virtus is no longer affiliated with The Phoenix Companies, Inc. (which was its parent company when Mr. McLoughlin retired), (b) the passage of time and (c) the manner in which Mr. McLoughlin conducts his trusteeship. As a result of this balance, it is believed that Mr. McLoughlin has the ability to provide independent oversight of the Trust’s operations within the context of his detailed understanding of the perspective of the Adviser and the Trust’s other service providers. The Board therefore considers leadership by Mr. McLoughlin as enhancing the Board’s ability to provide effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests.
The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Series’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the Chairman and President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Trust, provides the Board with the Adviser’s perspective in managing and sponsoring the Series as well as the perspective of other service providers to the Trust. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Board of Trustees has established several standing committees to oversee particular aspects of the Series’ management. The members of each Committee are set forth below:
The Audit Committee
The Audit Committee is responsible for overseeing the Series’ accounting and auditing policies and practices. The Audit Committee reviews the Series’ financial reporting procedures, their system of internal control, the independent audit process, and the Series’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are Thomas J. Brown, Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan and Philip R. McLoughlin. The Audit Committee met two times during the Trust’s last fiscal year.
The Executive Committee
The function of the Executive Committee is to serve as a delegate of the full Board of Trustees, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. Its members are Eunice S. Groark and John R. Mallin. Each of the members is an Independent Trustee. The Committee did not meet during the Trust’s last fiscal year.
The Governance and Nominating Committee
The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Series, for nominating individuals to serve as Trustees, including as Independent Trustees and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are Thomas J. Brown, Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan and Philip R. McLoughlin. The Governance and Nominating Committee met four times during the Trust’s last fiscal year.
The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.
The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual contractholder submitting a nomination must hold for at least two full years 5% of the shares of a Series of the Trust. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.
Investment Performance Committee
The Investment Performance Committee monitors and reviews the investment performance of the Series of the Trust. The Investment Performance Committee is composed entirely of Independent Trustees; its members are Thomas J. Brown, Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan and Philip R. McLoughlin. The Investment Performance Committee met in person four times during the Trust’s last fiscal year.

Board Oversight of Risk Management
As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, officers and others. The responsibility to manage the Series’ risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties.
The Board then considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, subadvisers, Distributor, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.
The Board, through its Investment Performance Committee, receives regular written reports describing and analyzing the investment performance of the Series. In addition, the portfolio managers of the Series and senior management of the Series’ subadvisers meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that a Series changes a principal investment strategy, the Board generally is consulted in advance with respect to such change.
The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Series’ portfolios, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Series’ portfolios. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Series’ independent auditors in connection with the review of the results of the audit of the Series’ year-end financial statements.
The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and meets regularly with the Trust’s CCO to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the subadvisers that affect the Series. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
In its annual review of the Series’ advisory, subadvisory and underwriting agreements, the Board reviews information provided by the Adviser, the Series’ subadvisers and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.
The Board recognizes that it is not possible to identify all of the risks that may affect the Series or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Series, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
George R. Aylward
In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, certain Series’ subadvisers, the Distributor and the Administrator to the Trust, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director of the Virtus Mutual Funds, two closed-end funds managed by an affiliate of the Adviser and two closed-end funds managed by the Adviser.

Thomas J. Brown
Mr. Brown, currently retired, was employed in senior business and accounting roles with financial services companies for over twenty-five years, and he has over sixteen years of experience as a director/trustee of unaffiliated funds.
Roger A. Gelfenbien
Mr. Gelfenbien, currently retired, was employed as an accountant and consultant in the financial services sector for over thirty years, as well as having over eleven years experience with an unaffiliated fund as a director.
Eunice S. Groark
Mrs. Groark, currently retired, was a sole practitioner attorney for ten years. Mrs. Groark was elected Connecticut’s first female Lieutenant Governor in 1990 (in office 1991-1995) and served as Corporation Counsel in Hartford, Connecticut from 1987 to 1990. She also served on the Hartford, Connecticut City Council for four years. Mrs. Groark was a director of a Bank of America predecessor. Mrs. Groark is also currently a director of an unaffiliated bank.
John R. Mallin
Mr. Mallin is a real estate partner and practice group leader for the Real Property Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate.
Hassell H. McClellan
Mr. McClellan, currently retired, has extensive business experience in advising and consulting with companies to improve the companies’ management and operations, as well as serving as a business educator at several colleges. Mr. McClellan also has over eleven years experience as a director of unaffiliated funds.
Philip R. McLoughlin
Mr. McLoughlin has extensive investment advisory experience. He was the Chairman (1997-2002) and Chief Executive Officer (1995-2002) for Phoenix Investment Partners, Ltd. (now known as Virtus Investment Partners). He was also the Chief Investment Counsel (1994-2002) for Phoenix Investment Partners, Ltd. and the General Counsel (1983-1988) for Phoenix Mutual Life Insurance Company.
The Board believes that, collectively, the Trustees have the appropriate experience, qualifications, attributes and skills, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Common attributes to all Trustees are their ability to review, evaluate, question and discuss information provided to them (and to request additional information), to interact effectively with VIA, the subadvisers, the Administrator, the Distributor, and other service providers, the Trust’s Chief Financial Officer, Chief Compliance Officer (“CCO”), Chief Legal Officer and the Trust’s independent registered public accounting firm.
Trustees’ Series Holdings as of December 31, 2013
As of December 31, 2013, none of the Trustees or officers directly own shares of the Series. As of December 31, 2013, The Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Trust.
Trustee Compensation
Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Series who are interested persons are compensated for their services by the Adviser of the Series, or an affiliate of the Adviser of the Series, and receive no compensation from the Series. The Trust does not have any retirement plan for its Trustees.
For the Trust’s fiscal year ended December 31, 2013, the current Trustees received the following compensation:

	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees

Independent Trustees
Thomas J. Brown	$71,000	$71,000 (9 funds)
Roger A. Gelfenbien	$61,000	$61,000 (9 funds)
Eunice S. Groark	$68,000	$68,000 (9 funds)
John R. Mallin	$65,000	$65,000 (9 funds)
Hassell H. McClellan	$71,000	$71,000 (9 funds)
Philip R. McLoughlin	$94,000	$556,500 (64 funds)
Interested Trustee
George R. Aylward	None	None
A deferred compensation plan is available to the Trustees. Neither the Trust nor any affiliates provide additional compensation with respect to this deferred compensation plan.
Code of Ethics
The Trust, its Adviser, subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Series, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Series has a pending order. The Trust has also adopted a Senior Management Code of Ethics as required by Section 406 of the Sarbanes-Oxley Act of 2002.
Proxy Voting Policies
The Trust has adopted on behalf of the Series a Policy Regarding Proxy Voting stating the Trust’s intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Series. The Series have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Series must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.
The Policy stipulates that the Series’ Adviser will vote proxies, or delegate such responsibility to a subadviser. The applicable voting party will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Trust’s Policy. The Adviser or applicable subadviser may engage a qualified, independent organization to vote proxies on its behalf (a “delegate”). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.
The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:
•
  Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.
•
  Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.
•
  Social and Corporate Responsibility Issues—the Adviser or subadviser will generally vote against shareholder social and environmental issue proposals.
The Series and their delegates seek to avoid actual or perceived conflicts of interest of Series shareholders, on the one hand, and those of the Adviser, subadviser, delegate, Distributor, or any affiliated person of the Series, on the other hand.
Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each Adviser/ subadviser or delegate to notify the

President of the Trust of any actual or potential conflict of interest. No Adviser/ subadviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.
The Policy further imposes certain record keeping and reporting requirements on each Adviser/subadviser or delegate. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will be available free of charge by calling, toll-free, 800.367.5877, or on the SEC’s Web site at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of April 1, 2014, the persons who owned of record, or were known by the Trust to control and/or own beneficially, 5% or more of the outstanding shares of any class of the Series included in this SAI are shown in Appendix B—Control Persons and Principal Shareholders.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
The investment adviser to each of the Series is Virtus Investment Advisers, Inc., located at 100 Pearl Street, Hartford, Connecticut 06103. VIA, an indirect, wholly-owned subsidiary of Virtus, acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. VIA has acted as an investment adviser for over 80 years. As of December 31, 2013, VIA had approximately $40 billion in assets under management.
VIA began serving as investment adviser to the Trust in November 2010 and currently serves as investment adviser to each of the Series. Prior to November 5, 2010, Phoenix Variable Advisers, Inc. served as investment adviser to each of the Series, except Virtus Premium AlphaSector® Series, which commenced operation on February 14, 2011.
Investment Advisory Agreement and Expense Limitation Agreement
The investment advisory agreement, approved by the Board of Trustees, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of VIA or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Board of Trustees, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.
Each Series will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Series.
For managing, or directing the management of, the investments of each Series, VIA is entitled to a fee, payable monthly, at the following annual rates:

Series	Management Fees

Premium AlphaSector® Series	1.10%
	First $250 million	Next $250 million	Over $500 million
Capital Growth Series	0.70%	0.65%	0.60%
Growth & Income Series	0.70%	0.65%	0.60%
International Series	0.75%	0.70%	0.65%
Multi-Sector Fixed Income Series	0.50%	0.45%	0.40%
Strategic Allocation Series	0.60%	0.55%	0.50%
	First $1 billion	Next $1 billion	Over $2 billion
Real Estate Securities Series	0.75%	0.70%	0.65%

Series	Management Fees

	First $1 billion	$1+ billion
Small-Cap Growth Series	0.85%	0.80%
	First $400 million	$400 million to $1 billion	Over $1 billion
Small-Cap Value Series	0.90%	0.85%	0.80%
VIA has contractually agreed to reimburse expenses of the Series until at least April 30, 2015, to the extent that total operating expenses, excluding front-end or contingent deferred sales loads, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any, exceed the maximum total operating expenses of the Series’ average net assets (the “expense caps”) listed in the chart below.

Series	Class	Expense Cap

Virtus Capital Growth Series	Class A	1.03%
Virtus Growth & Income Series	Class A	0.98%
Virtus International Series	Class A Class I	1.18% 0.93%
Virtus Multi-Sector Fixed Income Series	Class A Class I	0.94% 0.69%
Virtus Premium AlphaSector® Series	Class A Class I	1.70% 1.45%
Virtus Real Estate Securities Series	Class A Class I	1.16% 0.91%
Virtus Small-Cap Growth Series	Class A Class I	1.19% 0.94%
Virtus Small-Cap Value Series	Class A	1.20%
Virtus Strategic Allocation Series	Class A	0.98%
The Adviser also may, at its discretion, from time to time pay for other Series expenses from its own assets, or reduce the management fee of a Series in excess of that required. Any fee reimbursed and/or any Series expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Series to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Series’ current operating expense for such fiscal year does not exceed the applicable limitation on Series expenses. The Adviser will split any such recapture of waived advisory fees with the respective Subadviser in any instance where the Subadviser's fee was based on the net advisory fee.
The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of such Adviser in the performance of its duties thereunder.
Provided it has been approved by a vote of the majority of the outstanding shares of a Series of the Trust which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to such Series so long as (1) such continuance is approved at least annually by the Board of Trustees or by a vote of the majority of the outstanding shares of such Series and (2) the terms and any renewal of the agreement with respect to such Series have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the Adviser, cast in person at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to a Series by the Board of Trustees or by the Adviser and may be terminated as to a Series by a vote of the majority of the outstanding shares of such Series. The Agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the Adviser, the Trust will eliminate all reference to Virtus from its name, and will not thereafter transact business in a name using the word Virtus.
Adviser Affiliates
George Aylward, Kevin Carr, Jennifer Fromm and Frank Waltman, each serve as an officer of the Trust and as an officer and/or director of the Adviser. The other principal executive officers and directors of the Adviser are: Michael Angerthal, Executive Vice President, Chief Financial Officer and a Director; Mark Flynn, Executive Vice President, General Counsel and Assistant Clerk; and David Fusco, Vice President and Chief Compliance Officer.

Advisory Fees
The following table shows the dollar amount of fees payable to VIA for its services with respect to each Series, the amount of fees waived and/or expenses reimbursed by VIA, if any, and the actual fee received by VIA for the past three fiscal years. For services to the Series during the fiscal years ended December 31, 2011, 2012 and 2013 the Adviser received fees of $7,356,535, $7,242,991 and $8,230,586, respectively, under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Series as follows:

	Gross Advisory Fee ($)			Advisory Fee Waived and/or Expenses Reimbursed ($)			Net Advisory Fee ($)
Fund	2011	2012	2013	2011	2012	2013	2011	2012	2013

Capital Growth Series	1,497,428	1,387,103	1,408,754	(422,960)	(334,433)	(211,169)	1,074,468	1,052,670	1,197,585
Growth & Income Series	1,207,111	1,035,970	1,004,985	(448,905)	(335,164)	(231,101)	758,206	700,806	773,884
International Series	2,737,511	2,489,381	2,434,870	(613,384)	(406,589)	-	2,124,127	2,082,792	2,434,870
Multi-Sector Fixed Income Series	1,076,071	997,774	929,737	(465,829)	(327,079)	(34,069)	610,242	670,695	895,668
Premium AlphaSector® Series	9,518	24,445	116,363	(48,500)	(8,173)	(8,957)	(38,982)	16,272	107,406
Real Estate Securities Series	806,853	796,491	754,275	(133,500)	(95,315)	(56,791)	673,353	701,176	697,484
Small-Cap Growth Series	581,453	530,961	557,037	(205,285)	(154,620)	(88,454)	376,168	376,341	468,583
Small-Cap Value Series	1,296,689	1,121,604	1,144,445	(90,941)	(69,021)	(193,522)	1,205,748	1,052,583	950,923
Strategic Allocation Series	903,268	842,574	816,050	(330,063)	(252,918)	(111,867)	573,205	589,656	704,183
Subadvisers and Subadvisory Agreements
VIA has entered into subadvisory agreements with respect to each Series. Each subadvisory agreement provides that VIA will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the Series for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. VIA remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees.
Aberdeen Asset Management Inc. — International Series
AAMI’s principal offices are located at 1735 Market Street, 32nd Floor, Philadelphia, PA 19103. AAMI is a wholly-owned subsidiary of Aberdeen, which was founded in 1983 and was first listed on the London Stock Exchange in 1991. Aberdeen, through subsidiaries operating from offices in Scotland; London, England; Singapore; the United States; and elsewhere around the globe, provides investment management services for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities, and private clients, in addition to U.S. registered investment companies. As of December 31, 2013, Aberdeen, and its advisory subsidiaries, had approximately $320.6 billion in assets under management. Aberdeen’s principal offices are located at Bow Bells House, 1 Bread Street, London EC4M 9HH.
AAMI may, as needed, use the resources of its parent, Aberdeen and its parent’s wholly-owned subsidiaries for implementing certain portfolio transactions and for providing research services. For implementing certain portfolio transactions, providing research and other services with regard to investments in particular geographic areas, for example, AAMI shall engage the services of its affiliates for which such entities shall be paid a fee by AAMI.
For its services as a subadviser, VIA will pay AAMI the following annual subadvisory fee rate (expressed as a percentage of average daily net assets):

Series	Subadvisory Fee

International Series	0.25%
Duff & Phelps Investment Management Co. — Real Estate Securities Series
Duff & Phelps is located at 200 S. Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Duff & Phelps acts as adviser and subadviser to open- and closed-end funds and as investment adviser to institutions and individuals. As of December 31, 2013, Duff & Phelps had approximately $9.2 billion in assets under management.
For its services as a subadviser, VIA pays Duff & Phelps a fee at the rate of 50% of the net advisory fee paid by the Series.

Euclid Advisors LLC — Growth & Income Series, Premium AlphaSector® Series and Strategic Allocation Series (equity portion)
Euclid is located at 1540 Broadway, New York, NY 10036 and 100 Pearl Street, Hartford, CT 06103. Euclid is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Euclid acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2013, Euclid had approximately $11.9 billion in assets under management.
For its services as subadviser, VIA pays Euclid the following annual subadvisory fee rates:

Series	Subadvisory Fee

Growth & Income Series	50% of the net advisory fee
Premium AlphaSector® Series	20% of the net advisory fee
Strategic Allocation Series	50% of the net advisory fee (equity assets only)
F-Squared Institutional Advisors, LLC. — Premium AlphaSector® Series
F-Squared is located at 80 William Street, Suite 400, Wellesley, MA 02481. F-Squared has been an investment adviser since 2010 and provides investment management and advisory services to institutional and separately managed accounts. As of December 31, 2013, F-Squared had approximately $23.3 billion in fee-generating assets including assets under management.
For its services as limited services subadviser, VIA pays F-Squared a fee at the rate of 50% of the net advisory fee paid by the Series.
Kayne Anderson Rudnick Investment Management LLC — Capital Growth Series, Small-Cap Growth Series and Small-Cap Value Series
Kayne is located at 1800 Avenue of the Stars, Los Angeles, CA 90067. Kayne is a wholly-owned indirect subsidiary of Virtus and an affiliate of VIA. Kayne also serves as subadviser for other mutual funds. As of December 31, 2013, Kayne had approximately $9.2 billion in assets under management.
For its services as subadviser, VIA pays Kayne the following annual subadvisory fee rates:

Series	Subadvisory Fee

Capital Growth Series	50% of the net advisory fee
Small-Cap Growth Series	50% of the gross advisory fee
Small-Cap Value Series	50% of the gross advisory fee
Newfleet Asset Management — Multi-Sector Fixed Income Series and Strategic Allocation Series (fixed income portion)
Newfleet is located at 100 Pearl Street, Hartford, CT 06103. Newfleet is an indirect, wholly-owned subsidiary of Virtus and an affiliate of VIA. Newfleet acts as subadviser to open- and closed-end funds and as investment adviser to institutions and individuals. As of December 31, 2013, Newfleet had approximately $12.4 billion in assets under management.
For its services as a subadviser, VIA pays Newfleet the following annual subadvisory fee rates.

Series	Subadvisory Fee (%)

Multi-Sector Fixed Income Series	50% of the net advisory fee
Strategic Allocation Series	50% of the net advisory fee (fixed income assets only)
Subadvisory Fees
The following table shows the dollar amount of fees payable to each subadviser for managing the applicable Series for the fiscal years ended December 31, 2011, 2012 and 2013.

	Subadvisory Fee ($)
Series	2011	2012	2013

Capital Growth Series(1)	710,940	526,335	598,663
Growth & Income Series(2)	88,502	350,403	386,857
International Series	933,040	844,422	824,953

	Subadvisory Fee ($)
Series	2011	2012	2013

Multi-Sector Fixed Income Series(3)	385,993	391,626	364,922
Premium AlphaSector® Series	1,580	10,588	53,703
Real Estate Securities Series	403,426	398,246	377,138
Small-Cap Growth Series	290,727	265,481	278,518
Small-Cap Value Series	648,344	561,765	572,223
Strategic Allocation Series (fixed income portion)(4)	64,713	126,043	122,215
Strategic Allocation Series (equity portion) (2)	125,317	253,602	245,433
(1)
  Kayne was appointed Subadviser to this Series on September 30, 2011; Newfleet served as the subadviser to the Series from November 5, 2010 to September 30, 2011.
(2)
  Euclid was appointed as the subadviser to these Series on September 30, 2011; from November 5, 2010 through September 30, 2011, VIA managed these Series directly.
(3)
  Newfleet was appointed as subadviser to this Series on June 17, 2011. Prior to June 2, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”) subadvised this Series; from June 2 through June 17, 2011, VIA managed this Series directly.
(4)
  Newfleet was appointed a subadviser to this Series on June 17, 2011. Prior to June 2, 2011 Goodwin subadvised the fixed income portion of this Series; from June 2 through June 17, 2011, VIA managed this Series directly.
Administrator
Effective January 1, 2013, Virtus Fund Services, LLC is the administrator of the Trust. Prior to January 1, 2013, VP Distributors served as the administrator of the Trust. Virtus Fund Services and VP Distributors are indirect, wholly-owned subsidiaries of Virtus and affiliates of the Adviser. Effective January 1, 2014, each Series pays the Administrator fees at the annual rate of 0.10% of net assets based on the combined aggregate average daily net assets across each Series plus out of pocket expenses. Prior to January 1, 2014, for its services as administrator, the Administrator received an administration fee based upon the average net assets across all Series at the following annual rates:

First $5 billion	0.09%
$5 billion to $15 billion	0.08%
Greater than $15 billion	0.07%
For purposes of applying the fee breakpoints, the Trust’s average net assets were aggregated with average net assets of certain other funds in the Fund Complex for which Virtus Fund Services acts as administrator.
The following table shows the dollar amount of fees paid to the Administrator for the fiscal years ended December 31, 2011, 2012 and 2013, for its administrative services with respect to each Series.

Series	2011	2012	2013

Capital Growth Series	$177,150	$156,374	$153,067
Growth & Income Series	$142,775	$116,810	$109,201
International Series	$307,320	$266,515	$251,021
Multi-Sector Fixed Income Series	$176,990	$157,439	$141,474
Premium AlphaSector® Series	$711	$1,748	$8,037
Real Estate Securities Series	$88,361	$83,808	$76,507
Small-Cap Growth Series	$56,264	$49,303	$49,841
Small-Cap Value Series	$119,189	$98,539	$96,715
Strategic Allocation Series	$131,344	$120,625	$111,858
Sub-administrative and Accounting Agent
The Trust has entered into an agreement with BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which BNY Mellon acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, BNY Mellon receives a fee based on the average net assets across all Non-Money Market Funds within the Fund Complex serviced under that agreement, including the Series, at the following incremental rates:

First $15 billion	0.0325%
$15+ billion to $30 billion	0.0225%

$30+ billion to $50 billion	0.0075%
Greater than $50 billion	0.005%
Distributor
VP Distributors, a broker-dealer registered with FINRA, an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser and certain subadvisers, serves as distributor of the Series’ shares. The principal office of VP Distributors is located at 100 Pearl Street, Hartford, Connecticut 06103. George R. Aylward, Kevin J. Carr, Nancy J. Engberg and Francis G. Waltman, each serve as an officer of the Trust and as an officer for the Distributor.
The Trust and VP Distributors have entered into an underwriting agreement under which VP Distributors has agreed to use its best efforts to find purchasers for Trust shares and the Trust has granted to VP Distributors the exclusive right to purchase from the Series and resell, as principal, shares needed to fill unconditional orders for Series shares. For its services under the underwriting agreement, VP Distributors may receive payments from the Trust pursuant to the Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) described below.
The Trust’s Underwriting Agreement was approved by the Board of Trustees at a Board meeting held on July 27, 2010, and was effective on November 5, 2010. The Underwriting Agreement will remain in effect from year to year provided the Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust or a Series and, if applicable, who have no direct or indirect financial interest in the operation of the Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.
Custodian
JPMorgan Chase Bank, N.A., One Chase Manhattan Plaza, 19th Floor, New York, NY 10005, serves as the custodian (the “Custodian”) of the Series’ assets. The Custodian designated by the Board of Trustees holds the securities in the Series’ portfolios and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Series. The Trust has authorized the Custodian to appoint one or more sub-custodians for the assets of the Series held outside the United States. The securities and other assets of each Series are held by its Custodian or any sub-custodian separate from the securities and assets of each other Series.
Transfer Agent
Under a Transfer Agent Agreement, BNY Mellon acts as transfer agent to the Trust, and as such, performs certain administrative functions related to recording the purchase and redemption of Trust shares and serving as dividend paying agent. For these services, BNY Mellon receives a flat rate from the Series, plus per account fees and certain out-of-pocket charges.
Legal Counsel to the Trust and the Independent Trustees
Sullivan & Worcester, LLP, 1290 Avenue of the Americas, New York, NY 10104, acts as legal counsel to the Trust and its Independent Trustees and reviews certain legal matters for the Trust in connection with the shares offered by the Prospectus.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP audits the Trust’s annual financial statements and expresses an opinion thereon. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time.
DISTRIBUTION PLAN
The Trust has adopted Distribution Plan for the Class A shares of the Series, to compensate the Distributor for the services it provides and for the expenses it bears under the underwriting agreement. The Distribution Plan provides that the Trust, on behalf of each Series, may pay the Distributor annually up to 0.25% of the average daily net assets of the Class A Shares of a Series attributable to its shares in respect to activities primarily intended to result in the sale of shares of the Series. Under the terms of the Distribution Plan and the related Underwriting Agreement, each Series is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the shares of the Series for such entities’ fees or expenses incurred or paid in that regard. The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to shares of the Series regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Distribution Plan’s renewal. Expenditures under the Distribution Plan may include, without limitation: (a) transmitting of prospectuses, statements of additional information, any supplements thereto, proxy statements and shareholder reports for prospective Contract owners with respect to the shares of the Series; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the shares of the Series; (c) holding seminars and sales meetings designed to promote the distribution of shares of the Series; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Series investment objectives and policies and other information about the Series, including the performance of the Series; (3) training sales personnel regarding the shares of the Series; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of shares of the Series.
For the fiscal years ended December 31, 2011, 2012 and 2013, the Series paid fees under the Distribution Plan (known as “12b-1 fees”) in the amount of $3,615,664, $3,299,075 and $3,250,569, respectively. (Prior to May 1, 2013, the Series had only one class of shares, now known as Class A.) The Rule 12b-1 payments were used for unaffiliated third party distribution and administration services.
The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust’s Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan or any Rule 12b-1 related agreement. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to shares of a Series at any time, without penalty, by vote of a majority of the outstanding shares of that Series, or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of shares of any Series without the approval of shareholders of Class A Shares of that Series.
The Plan requires that at least quarterly the Board of Trustees of the Trust review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of other Independent Trustees.
The following table shows Rule 12b-1 fees paid by the Series to VP Distributors for the year ended December 31, 2013. The Rule 12b-1 Fees were primarily used to compensate insurance companies for services that they provided.

Series	Rule 12b-1 Fees Paid ($)

Capital Growth Series	503,126
Growth & Income Series	358,923
International Series	824,788
Multi-Sector Fixed Income Series	464,678
Premium AlphaSector® Series	26,233
Real Estate Securities Series	251,253
Small-Cap Growth Series	163,645
Small-Cap Value Series	317,902
Strategic Allocation Series	340,021
No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the 1940 Act, had any direct or indirect financial interest in the operation of the Distribution Plan or related agreements.
FINRA regards certain distribution fees as asset-based sales charges subject to FINRA sales load limits. FINRA’s maximum sales charge rule may require the Board of Trustees to suspend distribution fees or amend the Distribution Plan.

PORTFOLIO MANAGERS
Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest
As described in each Series’ prospectuses, the portfolio manager(s) who are responsible for the Series are

Series	Portfolio Manager(s)

Capital Growth Series	Doug Foreman Gregory Toppe
Growth & Income Series	David Dickerson Carlton Neel
International Series	Jamie Cumming Stephen Docherty Samantha Fitzpatrick Stewart Methven Bruce Stout
Multi-Sector Fixed Income Series	David L. Albrycht
Premium AlphaSector® Series	Howard Present Amy Robinson
Small-Cap Growth Series	Todd Beiley Jon Christensen
Small-Cap Value Series	Julie Kutasov Robert A. Schwarzkopf Craig Stone
Real Estate Securities Series	Geoffrey P. Dybas Frank J. Haggerty, Jr.
Strategic Allocation Series	David L. Albrycht David Dickerson Carlton Neel
There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Series’ investments and the investments of any other accounts they manage. The Board of Trustees has adopted on behalf of the Series policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. Each subadviser is required to certify its compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Series’ most recent fiscal year.
The following table provides information as of December 31, 2013, regarding all accounts managed by the portfolio managers and portfolio management team members for each of the Series as named in the prospectus. In the table, Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations. The portfolio managers managing the Series may also manage or be members of management teams for certain Virtus Mutual Funds or other similar accounts.
Other Accounts (No Performance Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

David L. Albrycht	11	$10.8 billion	2	$120 million	0	N/A
Todd Beiley(2)	3	$730 million	0	N/A	379	$2.4 billion
Jon Christensen(2)	4	$735 million	0	N/A	343	$2.5 billion
Jamie Cumming	9	$2.8 billion	40	$20.9 billion	74	$28.8 billion
David Dickerson	7	$1.7 billion	0	N/A	0	N/A
Stephen Docherty	9	$2.8 billion	40	$20.9 billion	74	$28.8 billion
Geoffrey P. Dybas(1)	4	$4.8 billion	2	$36.1 million	10	$514.6 million

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Samantha Fitzpatrick	9	$2.8 billion	40	$20.9 billion	74	$28.8 billion
Doug Foreman(2)	4	$830 million	0	N/A	77	$64 million
Frank J. Haggerty, Jr.(1)	4	$4.8 billion	2	$36.1 million	10	$514.6 million
Julie Kutasov(2)	3	$558 million	0	N/A	318	$2.2 billion
Stewart Methven	9	$2.8 million	40	$20.9 billion	74	$28.8 billion
Carlton Neel	7	$1.7 billion	0	N/A	0	N/A
Howard Present(3)	7	$8.9 billion	8	$813.2 million	5884	$11.3 billion
Amy Robinson	8	$11 billion	0	N/A	0	N/A
Craig Stone(2)	4	$563 million	0	N/A	352	$2.3 billion
Bruce Stout	9	$28.3 billion	40	$20.9 billion	74	$28.8 billion
Gregory Toppe(2)	4	$830 million	0	N/A	77	$64 million
(1)
  Mr. Dybas and Mr. Haggerty are Portfolio Managers for 4 registered investment companies which include $3.2 billion from a closed-end fund of which $81.9 million are REIT securities.
(2)
  These investment professionals function as a team and are not segregated along product lines or by client type. The portfolio managers work on all core equity products and the data shown for these managers reflects firm-level numbers of accounts and assets under management segregated by vehicle type.
(3)
  Data provided represents total fee-generating assets, including assets under management.
Other Accounts with Performance Based Fees

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Jamie Cumming	0	N/A	1	$2.4 billion	1	$76.9 million
Stephen Docherty	0	N/A	1	$2.4 billion	1	$76.9 million
Samantha Fitzpatrick	0	N/A	1	$2.4 billion	1	$76.9 million
Stewart Methven	0	N/A	1	$2.4 billion	1	$76.9 million
Howard Present(1)	1	$2.3 billion	2	$25.6 million	5	$51.2 million
Amy Robinson	1	$2.3 billion	0	N/A	0	N/A
Bruce Stout	0	N/A	1	$2.4 billion	1	$76.9 million
(1)
  Data provided represents total fee-generating assets, including assets under management.
Description of any Potential Material Conflicts of Interest
AAMI
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Series’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Series. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, Aberdeen believes that these risks are mitigated by the facts that (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.
In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.
Another potential conflict could include instances in which securities considered as investments for the Series also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Series and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Series will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Series from time to time, it is the opinion of Aberdeen that the benefits from the policies outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
Duff & Phelps, Euclid, Kayne and Newfleet
There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Series’ investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Subadviser may have in place that could benefit the Series and/or such other accounts. In certain cases, other accounts managed by the same portfolio manager may compensate the Subadviser based on the performance of the portfolio held by that account. The existence of such performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. The Board of Trustees has adopted on behalf of the Series policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Series’ shareholders. Each subadviser is required to certify its compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Series’ most recent fiscal year. Additionally, any conflicts of interest between the investment strategies of a Series and the investment strategies of other accounts managed by portfolio managers are not expected to be material since portfolio managers generally manage funds and other accounts having similar investment strategies.
F-Squared
There may be certain inherent conflicts of interest that arise in connection with the portfolio manager’s management of the Series’ investments and the investments of any other accounts he manages. However, because F-Squared provides only limited services to the Series and does not implement portfolio transactions, FSquared’s conflicts of interest with respect to providing services to the Series are expected to be minimal.
Portfolio Manager Compensation
AAMI
Aberdeen’s remuneration policies are designed to support our business strategy, as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for its clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.
The policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Aberdeen Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.
A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in AAM PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.
Base Salary. Any increase is to reflect inflation and is applied in a manner consistent with other Aberdeen Group employees; any other increases must be justified by reference to promotion or changes in responsibilities. The policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.
Annual Bonus. The Policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The Aberdeen Remuneration Committee determines the key performance indicators that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the Aberdeen Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Aberdeen Remuneration Committee.

The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds managed by Aberdeen, to align the interest of asset managers with Aberdeen's clients.
Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.
In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year—January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.
Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.
Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of Aberdeen's core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.
Duff & Phelps, Euclid, Kayne and Newfleet
Virtus Investment Partners, Inc. and its affiliated investment management firms, including Duff & Phelps, Euclid, Kayne and Newfleet (collectively “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefit package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a Long-Term Incentive Compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with a multi-year vesting, subject to Virtus board approval, and opportunities to defer their compensation and reduce tax implications.
Following is a more detailed description of the compensation structure.
Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Virtus and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.
Incentive Bonus. Incentive bonus pools are based upon individual firm profits and in some instances overall Virtus profitability. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds/accounts managed is measured over one-, three- and five-year periods. Generally, an individual manager’s participation is based on the performance of each fund/account managed as weighted roughly by total assets in each of these funds/accounts. In certain instances comparison of portfolio risk factors to peer or index risk factors, as well as achievement of qualitative goals, may also be components of the individual payment potential.
The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain a component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guaranteed payout.
Other benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

F-Squared
Howard Present is both Portfolio Manager for the Premium AlphaSector® Series as well as CEO of F-Squared. His compensation includes a base salary and bonus, with the bonus comprised of both cash and equity. The determination of the bonus amount is made by the F-Squared Board of Directors, based on Mr. Present’s responsibilities as CEO.
Portfolio Manager Series Ownership

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Each Series Managed

David L. Albrycht*	Multi-Sector Fixed Income Series: $10,001 — $50,000 Strategic Allocation Series: $10,001 — $50,000
*
  Amounts are held in an account which reflects the value of each Series’ shares; Mr. Albrycht’s interest in the account is determined by an incremental vesting schedule.
BROKERAGE ALLOCATION AND OTHER PRACTICES
In effecting transactions for the Series, the applicable subadviser (throughout this section, “Subadviser”) adheres to the Trust’s policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for “brokerage and research services” as defined herein. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Series (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Subadviser in determining the overall reasonableness of brokerage commissions paid by the Series.
The Subadviser may cause a Series to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include advising as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Series are considered to be in addition to and not in lieu of services required to be performed by each Subadviser under its contract with the Trust and may benefit both the Series and other accounts of the Subadviser. Conversely, brokerage and research services provided by brokers to other accounts of the Subadviser may benefit the Series.
If the securities in which a particular Series invests are traded primarily in the over-the-counter market, where possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere. Such securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
The Trust has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the Subadvisers’ personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, a broker-dealer’s promotion or sales efforts, and (ii) the Trust, its Adviser, Subadvisers and Distributor from entering into any agreement or other understanding under which the Series direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Series shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.
The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders (“bunching procedures”) in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, a Subadviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Series. No advisory account of the Subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Subadviser in that security on a given business day, with all transaction costs share pro rata based on the Series’ participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Subadviser’s accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Subadviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Subadviser’s compliance officer prior to the execution of the order. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Board of Trustees will review these procedures from time to time as they deem appropriate.
The following table shows aggregate amount of brokerage commissions paid by each Series. This information is for the past three fiscal years.

	Aggregate Amount of Brokerage Commissions ($)
Series	2011	2012	2013

Capital Growth Series	354,615	49,364	109,895
Growth & Income Series	165,778	168,189	115,628
International Series	210,220	142,432	102,449
Multi-Sector Fixed Income Series	140	804	73
Premium AlphaSector® Series	1,504	2,355	4,406
Real Estate Securities Series	33,976	36,345	34,152
Small-Cap Growth Series	71,114	35,241	50,766
Small-Cap Value Series	91,209	72,425	51,529
Strategic Allocation Series	93,379	96,110	66,420
Investment decisions for the Trust are made independently from those of the other investment companies or accounts advised by the Subadvisers. It may frequently happen that the same security is held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund or account. When two or more funds or accounts advised by a Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds or accounts in a manner equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Series are concerned. In other cases, however, it is believed that the ability of the Series to participate in volume transactions will produce better executions for the Series. It is the opinion of the Board of Trustees of the Trust that the desirability of utilizing each Subadviser as an investment adviser to the Series outweighs the disadvantages that may be said to exist from simultaneous transactions.
Securities of Regular Broker-Dealers. The Series are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Series as of the close of their most recent fiscal year. During the fiscal year ended December 31, 2013, the Series acquired securities of certain of the Series’ regular broker dealers or the parents of such firms. The aggregate holdings of the Series of those brokers or dealers as of December 31, 2013 (amounts in thousands) were as follows:

Series	Broker/Dealer	Value ($)

Growth & Income Series	Goldman Sachs & Co.	2,659
	JPMorgan Chase & Co.	2,807
Multi-Sector Fixed Income Series	Credit Suisse (USA) Inc.	814
	Citicorp Securities Services Inc.	762
	JPMorgan Chase & Co	7,144
	Bank of America LLC	1,384
	Barclays Bank Plc	2,071
	Morgan Stanley & Co., Inc.	873
	Goldman Sachs & Co.	190
	Wells Fargo & Co.	3,150
	Jefferies & Co., Inc.	154
Strategic Allocation Series	Barclays Bank Plc	866

Series	Broker/Dealer	Value ($)

	Goldman Sachs & Co.	2,184
	Bank of America LLC	1,109
	JPMorgan Chase & Co.	6,237
	Citicorp Securities Services Inc.	946
	Morgan Stanley & Co., Inc.	1,180
	Credit Suisse First Boston Corp.	255
	Wells Fargo & Co.	1,130
	Jefferies & Co., Inc.	170
A Series need only disclose information about an issuer that derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser during its most recent fiscal year.
During the fiscal year ended December 31, 2013, the Series directed brokerage transactions to brokers for proprietary and third party research services. The amount of such transactions and related commissions were as follows:

Series	Research Commission Transactions ($)	Research Commissions ($)

Capital Growth Series	79,998,033	64,720
Growth & Income Series	14,609,409	17,708
Premium AlphaSector® Series	24,848,629	29,884
Real Estate Securities Series	11,489,179	1,533
Small-Cap Growth Series	73,771,771	86,072
Small-Cap Value Series	42,087,890	48,896
Strategic Allocation Series	11,901,369	15,497
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares
The Series do not offer their shares to the general public but instead offer shares only to the separate accounts of participating insurance companies. The Trust has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of shares of the separate accounts, see the variable contract prospectus.
Redemption of Shares
The Trust will redeem any shares presented by the shareholder accounts for redemption. The accounts’ policies on when and whether to buy or redeem Trust shares are described in the contract prospectuses.
At the discretion of the Trustees, the Trust may, to the extent consistent with state and federal law, make payment for shares of a particular Series repurchased or redeemed in whole or in part in securities or other assets of such Series taken at current values. Should payment be made in securities, the shareholder accounts may incur brokerage costs in converting such securities to cash.
The right of redemption may be suspended or the payment date postponed for more than seven days only for any period during which trading on the NYSE is closed for other than customary weekend and holiday closings, or when trading on the NYSE is restricted, as determined by the SEC, for any period when an emergency (as defined by rules of the SEC) exists, or during any period when the SEC has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholders may withdraw requests for redemption of shares prior to the next determination of NAV after the suspension has been terminated or they will receive payment of the NAV so determined.
The shareholder accounts may receive more or less than was paid for the shares, depending on the NAV of the shares at the time they are repurchased or redeemed.
Pricing of Shares
The NAV per share of each class of each Series generally is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the NYSE is open for trading. A Series will not calculate its NAV per share class on days when the NYSE is closed for trading.
The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Since the Series do not price securities on weekends or United States national holidays, the NAV of a Series’ foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Series. The NAV per share of a Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities, and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the NAV per share.
A security that is listed or traded on more than one exchange generally is valued at the official closing price on the exchange representing the principal exchange for such security. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place for any Series which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Series. The foreign currency exchange rate used to price the currency in which foreign securities are denominated is generally the 4 p.m. Eastern Time spot rate. If at any time a Series has investments where market quotations are not readily available or are determined not to be reliable indicators of the value of the securities priced, such investments are valued at the fair value thereof as determined in good faith in accordance with policies and procedures approved by the Board of Trustees.
Security valuation procedures for each Series, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer and assistant treasurer of the Trust, along with two appointees of the Adviser and two appointees of the Administrator who are identified to the Board of Trustees. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board of Trustees at least quarterly.
Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•
  Level 1 – quoted prices in active markets for identical securities
•
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
  Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its NAV that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.
Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.
DIVIDENDS, DISTRIBUTIONS AND TAXES
The following discussion of the federal tax status of the Series is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.
Qualification as a Regulated Investment Company
Each Series is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Series to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and to qualify as a regulated investment company each year. If a Series: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Series to do, then under the provisions of Subchapter M of the Code the Series should have little or no liability for federal income taxes. In particular, a Series will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).
Each Series generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.
A Series must meet several requirements to maintain its status as a regulated investment company. These requirements include the following:
1.
  at least 90% of its gross income for each taxable year must be derived from:
a.
  dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and
b.
  net income derived from an interest in a “qualified publicly traded partnership;” and
2.
  at the close of each quarter of the Series’ taxable year:
a.
  at least 50% of the value of the Series’ total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities limited in respect to any one issuer to 5% of the value of the Series’ assets and to not more than 10% of the outstanding voting securities of any issuer, and
b.
  the Series must not invest more than 25% of its total assets in the securities of any one issuer (other than

U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Series and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”
Distributions to Avoid Federal Excise Tax
A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98.2% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or other regulated investment companies, or parties that contributed in aggregate $250,000 or less in seed money to the Series. The Trust intends that each Series will either qualify for this exception or will make sufficient distributions each year to satisfy the excise tax avoidance requirements.
Section 817(h) Diversification Requirements
Each Series also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Series) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and the 1940 Act, and may affect the securities in which a Series may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Series may be required, for example, to alter its investment objectives.
The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:
•
  no more than 55% of a Series’ total assets may be represented by any one investment
•
  no more than 70% by any two investments
•
  no more than 80% by any three investments
•
  no more than 90% by any four investments
Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer.
Compliance with Applicable Requirements
If for any taxable year a Series fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Series fails to qualify as a regulated investment company, or failes to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Series might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Series’ investment adviser, subadvisers and administrator, and each Series intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Series than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Series’ investment adviser and subadvisers might otherwise select.
Investments in Foreign Securities
Investment income received from sources within foreign countries, or capital gains earned by a Series investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Series to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Series’ assets to be invested within various countries is not now known. The Trust intends that each Series will operate so as to qualify for applicable treaty-reduced rates of tax where available.
If a Series acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Series could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Series is timely distributed to its shareholders. The Series would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Series to recognize taxable income or gain without the concurrent receipt of cash. Any Series that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.
Foreign exchange gains and losses realized by a Series in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. In addition, the Treasury has authority to issue regulations excluding from qualifying income for regulated investment company qualification purposes foreign currency gains (possibly including gains from speculative currency positions or currency derivatives not used for hedging purposes) that are not directly related to a Series’ business of investing in stock or securities (or options and futures with respect to stock or securities).
Investments with Original Issue Discount
Each Series that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Series elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Series must meet the 90% distribution requirement to qualify as a regulated investment company, a Series may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.
Options, Futures, and Swaps
A Series’ transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Series (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Series and defer losses of the Series. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Series, (2) could require the Series to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Series to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Series as a regulated investment company, the Trust seeks to monitor transactions of each Series, seeks to make the appropriate tax elections on behalf of each Series and seeks to make the appropriate entries in each Series’ books and records when the Series acquires any option, futures contract or hedged investment.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Series may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation
Under current law, owners of variable life insurance contracts and variable annuity contracts who are indirectly invested in a Series generally are not subject to federal income tax on Series earnings or distributions or on gains realized upon the sale or redemption of Series shares until they are withdrawn from the contract. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.
PERFORMANCE INFORMATION
Performance information for the Series (and either class of the Series) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.
Advertisements, sales literature and other communications may contain information about the Series’ and their subadvisers’ current investment strategies and management styles. Current strategies and styles may change to allow the Series to respond quickly to changing market and economic conditions. From time to time the Series may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Series may separate its cumulative and average annual returns into income and capital gains components.
Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Series’ investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.
FINANCIAL STATEMENTS
The fiscal year of the Trust ends on December 31. The Trust prepares financial statements at least semiannually, and the participating insurance companies have agreed to send copies of such financial statements to every contract owner or policy owner having an interest in the accounts. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will be sent to such contract owners and policy owners each year and is available without charge upon request.
The Series’ financial statements for the Trust’s fiscal year ended December 31, 2013, appearing in the Series’ 2013 Annual Report to Shareholders, are incorporated herein by reference.

APPENDIX A — DESCRIPTION OF RATINGS
Moody’s Investors Service, Inc.
Aaa—Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group the comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A—Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa—Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody’s also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure.
aaa—An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa—An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a—An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.
baa—An issue that is rated “baa” is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
Moody’s ratings for municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody’s with the use of the Symbol VMIG, instead of MIG.
Standard & Poor’s Corporation
AAA—Bonds rated AAA have the higher rating assigned by Standard & Poor’s Corporation. Capacity to pay interest and repay principal is extremely strong.
AA—Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.
A—Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB—Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

S&P’s top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added for those issues determined to possess overwhelming safety characteristics. An “SP-2” designation indicates a satisfactory capacity to pay principal and interest.
Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.
The Moody’s Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.
Fitch Corporate Bond Ratings
AAA—Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA—Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB—Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B—Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC—Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC—Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.
C—Bonds rated C are in imminent default in payment of interest or principal.
DDD, DD and D—Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.
Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating categories.

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
Control Persons
Phoenix Life Insurance Company (“Phoenix”), PHL Variable Insurance Company (“PHL Variable”) and Jefferson National Life Insurance Co. (“Jefferson National”), offer variable insurance and annuity products, and are control persons of certain Series of the Trust.
Phoenix (a New York insurance company) is a direct, wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX”). PHL Variable (a Connecticut insurance company) is an indirect, wholly-owned subsidiary of PNX. Jefferson National (a Texas insurance company) is a wholly-owned subsidiary of Jefferson National Financial Corp. The addresses of these control persons are listed in the table below.
A shareholder owning of record or beneficially more than 25% of a Series’ outstanding shares may be considered a control person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.
Principal Shareholders
The following table sets forth information for each class of shares of the Series as of April 3, 2014, with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any Series’ outstanding securities, as noted.

Name and Address	Name of Fund	Percentage of Class Outstanding (%)

Jefferson National Life Insurance Co	Virtus Premium AlphaSector® Series - Class A	88.66%
C/O Carla Higgs
10350 Ormsby Park Place, Suite 600
Louisville, KY 40223

PHL Variable Insurance Co	Virtus Capital Growth Series - Class A	17.16%
PHLVIC C/O Peter Hosner	Virtus Growth & Income Series - Class A	49.48%
31 Tech Valley Drive	Virtus International Series - Class A	72.05%
East Greenbush, NY 12061-4134	Virtus Multi-Sector Fixed Income Series - Class A	63.82%
	Virtus Real Estate Securities Series - Class A	64.97%
	Virtus Small-Cap Growth Series - Class A	40.62%
	Virtus Small-Cap Value Series - Class A	67.01%
	Virtus Strategic Allocation Series - Class A	18.76%

Phoenix Life Insurance Co	Virtus Capital Growth Series - Class A	82.78%
PLIC C/O Peter Hosner	Virtus Growth & Income Series - Class A	50.20%
31 Tech Valley Drive	Virtus International Series - Class A	27.24%
East Greenbush, NY 12061-4134	Virtus Multi-Sector Fixed Income Series - Class A	34.05%
	Virtus Real Estate Securities Series - Class A	31.55%
	Virtus Small-Cap Growth Series - Class A	59.32%
	Virtus Small-Cap Value Series - Class A	32.85%
	Virtus Strategic Allocation Series - Class A	81.23%

Security Benefit Life	Virtus Premium AlphaSector® Series - Class A	11.26%
Variable Annuity Account XIV
5801 SW 6th Avenue
Topeka, KS 66636-1001

Symetra Life Insurance Co.	Virtus Multi-Sector Fixed Income Series - Class I	20.13%
Attn: Elizabeth Davis	Virtus Premium AlphaSector Series -Class I	12.53%
777 108th Ave NE, Suite 1200	Virtus Real Estate Securities Series - Class I	12.13%
Bellevue, WA 98004-5135	Virtus Small-Cap Growth Series - Class I	48.68%

Name and Address	Name of Fund	Percentage of Class Outstanding (%)

Virtus Partners Inc.	Virtus International Series - Class I	96.30%
Attn: David G. Hanley	Virtus Multi-Sector Fixed Income Series - Class I	79.87%
100 Pearl Street, 8th Floor	Virtus Premium AlphaSector Series - Class I	87.47%
Hartford, CT 06103-4500	Virtus Real Estate Securities Series - Class I	87.87%
	Virtus Small-Cap Growth Series - Class I	51.32%

VIRTUS VARIABLE INSURANCE TRUST

PART C—OTHER INFORMATION

Item 28.         Exhibits

(a)	Agreement and Declaration of Trust (establishing the Delaware statutory trust into which the Registrant reorganized effective February 14, 2011) dated January 3, 2011, filed via EDGAR (as Exhibit a.26) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

(b)	Bylaws of Virtus Variable Insurance Trust, adopted January 3, 2011, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011 and incorporated herein by reference .

(c)	See Articles III and V of the Agreement and Declaration of Trust; and Article II of the Bylaws.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) dated November 5, 2010, on behalf of Capital Growth Series, Growth & Income Series, International Series, Multi-Sector Fixed Income Series, Real Estate Securities Series, Small-Cap Growth Series, Small-Cap Value Series and Strategic Allocation Series, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

a)	First Amendment to Investment Advisory Agreement between Registrant and VIA effective as of February 14, 2011, on behalf of Premium AlphaSector Series, filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

b)	*Second Amendment to Investment Advisory Agreement between Registrant and VIA effective as of January 1, 2014, filed herewith.

2.	Subadvisory Agreement between Newfleet Asset Management, LLC (“Newfleet”) and VIA dated June 17, 2011, on behalf of the Multi-Sector Fixed Income Series and Strategic Allocation Series, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

a)	*First Amendment to Subadvisory Agreement between Newfleet and VIA dated January 1, 2014, filed via EDGAR herewith.

3.	Subadvisory Agreement between Aberdeen Asset Management, Inc. (“Aberdeen”) and VIA dated November 5, 2010, on behalf of the International Series, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

4.	Subadvisory Agreement between Euclid Advisors, LLC (“Euclid”) and VIA dated September 30, 2011, on behalf of the Growth & Income Series, Premium AlphaSector Series and Strategic Allocation Series, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

5.	Subadvisory Agreement between Duff & Phelps Investment Management Co. (“DPIM”) and VIA dated November 5, 2010, on behalf of the Real Estate Securities Series, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

a)	* First Amendment to Subadvisory Agreement between DPIM and VIA dated January 1, 2014, filed via EDGAR herewith.

6.	Subadvisory Agreement between Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) and VIA dated November 5, 2010, on behalf of the Small-Cap Growth Series and the Small-Cap Value Series, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

a)	(Corrected) First Amendment to Subadvisory Agreement between Kayne and VIA dated September 30, 2011, on behalf of the Capital Growth Series, filed via EDGAR (as Exhibit d.6.a) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013 and incorporated herein by reference .

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7.	Subadvisory Agreement between F-Squared Institutional Advisors, LLC (“F-Squared”) and VIA effective as of February 14, 2011, on behalf of the Premium AlphaSector Series, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

(e)

1.	Underwriting Agreement between Registrant and VP Distributors, Inc. (now known as VP Distributors, LLC, “VP Distributors”) dated November 5, 2010, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

a)	Amendment to Underwriting Agreement between Registrant and VP Distributors, effective as of February 14, 2011, filed via EDGAR (as Exhibit e.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

2.	Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of November 5, 2010, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

a)       *Amendment to Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of January 1, 2013, filed via EDGAR herewith.

3.	Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company dated November 2011, filed via EDGAR (as Exhibit e.3) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

4.	*Marketing and Administrative Services Agreement between VP Distributors and Symetra Life Insurance Company, effective as of April 25, 2013, filed via EDGAR herewith.

a)        *Amendment to Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of July 1, 2013, filed via EDGAR herewith.

5.	*Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of May 23, 2013, filed via EDGAR herewith.

(f)	Amended and Restated Virtus Variable Insurance Trust Deferred Compensation Program, effective February 25, 2014 , filed via EDGAR herewith .

(g)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 1, 2013, filed via EDGAR (as Exhibit g) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013 and incorporated herein by reference .

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”) dated November 1, 2008, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009 and incorporated herein by reference .

a)	First Amendment to Transfer Agency Services Agreement between Registrant and BNY Mellon effective as of February 14, 2011, filed via EDGAR (as Exhibit h.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

2.	*Amended and Restated Administration Agreement between Registrant and Virtus Fund Services dated January 1, 2014, filed via EDGAR herewith.

3.	*Third Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of January 1, 2014, filed via EDGAR herewith.

4.	Form of Indemnification Agreement with each trustee of Registrant, effective as of February 14, 2011, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013 and incorporated herein by reference .

5.	Participation Agreement among Registrant, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc. dated as of November 5, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

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6.	Participation Agreement among Registrant, VP Distributors, and Jefferson National Life Insurance Company dated as of November 2011, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012 and incorporated herein by reference .

7.	Participation Agreement among Registrant, VP Distributors and Security Benefit Life Insurance Company, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.7) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013 and incorporated herein by reference .

8.	Participation Agreement among Registrant, VP Distributors and First Security Benefit Life Insurance and Annuity Company of New York, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013 and incorporated herein by reference .

9.	* Participation Agreement among Registrant, VP Distributors and Symetra Life Insurance Company , dated as of April 2013, filed via EDGAR herewith .

10.	*Participation Agreement among Registrant, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of May 23, 2013, filed via EDGAR herewith.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of Virtus Variable Insurance Trust dated February 14, 2011, filed via EDGAR (as Exhibit i) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011 and incorporated herein by reference .

(j)	Other Opinions.

1.	*Consent of PricewaterhouseCoopers LLP, filed via EDGAR herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan, filed via EDGAR (as Exhibit m) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010 and incorporated herein by reference .

1.	First Amendment to Rule 12b-1 Plan dated February 14, 2011, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 201 2 and incorporated herein by reference .

(n)	Multi-Class Plan pursuant to Rule 18f-3, filed via EDGAR (as Exhibit n) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013 and incorporated herein by reference .

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Registrant and other Virtus Funds dated March 25, 2014, filed via EDGAR (as Exhibit p.1) with Pre-effective Amendment No. 3 to the Registration Statement of Virtus Alternative Solutions Trust (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates dated March 15, 2014, filed via EDGAR (as Exhibit p.2) with Pre-effective Amendment No. 3 to the Registration Statement of Virtus Alternative Solutions Trust (File No. 333-191940) on March 28, 2014, and incorporated herein by reference..

3.	Code of Ethics of Aberdeen effective as of March 1, 2012, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013.

4.	* Code of Ethics of F-Squared filed via EDGAR herewith.

(q)	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan, Philip R. McLoughlin and Thomas J. Brown, Trustees, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 64 (File No. 033-05033) on April 21, 2011.

Item 29.	Persons Controlled By or Under Common Control with Registrant

None.

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Item  30.        Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 2 of the Underwriting Agreement incorporated herein by reference to Exhibit E.1 of the Registrant’s Registration Statement . Indemnification of Registrant’s Custodian is provided for in section 7 of the Master Global Custody Agreement incorporated herein by reference to Exhibit G of the Registrant’s Registration Statement . The indemnification of Registrant’s Transfer Agent is provided for in Section 11 of the Transfer Agency Services Agreement incorporated herein by reference to Exhibit H.1 to the Registrant’s Registration Statement . The Trust has entered into Indemnification Agreements with each trustee dated February 14, 2011, the form of which is incorporated herein by reference to Exhibit H.4 of the Registrant’s Registration Statement , whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit A of the Registrant’s Registration Statement , provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit B of the Registrant’s Registration Statement , provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Investment Advisory Agreement, Subadvisory Agreements, Master Global Custody Agreement, Sub-Administration Agreement and Sub-Transfer Agency and Service Agreement, each as amended, respectively provide that the

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Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Business and Other Connections of the Investment Adviser and Subadvisers

See “Management” in the Prospectus and “The Investment Adviser, Subadvisers and Portfolio Managers” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the Adviser and Subadvisers, in the last two years, reference is made to the Adviser’s and Subadvisers’ current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
Aberdeen	801-49966
Duff & Phelps	801-14813
Euclid	801-54263
F-Squared	801-71753
Kayne	801-24241
Newfleet	801-51559

Item  32.        Principal Underwriter

VP Distributors also serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust and Virtus Opportunities Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Assistant Secretary

Jennifer S. Fromm	Securities Counsel and Assistant Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David Hanley	Vice President and Treasurer	None

Barry Mandinach	President	None

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Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.           Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Jennifer Fromm , Esq.

100 Pearl Street

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103

Subadviser to International Series:

Aberdeen Asset Management, Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Subadviser for Real Estate Securities Series:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser for Growth & Income Series, Premium AlphaSector® Series and Strategic Allocation Series:

Euclid Advisors, LLC

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100 Pearl Street

Hartford, CT 06103

Subadviser for Premium AlphaSectorSM Series:

F-Squared Institutional Advisors, LLC

80 William Street
Wellesley, MA 02481

Subadviser to Capital Growth Series, Small-Cap Growth Series and Small-Cap Value Series:

Kayne Anderson Rudnick Investment Management, LLC

1800 Avenue of the Stars

Second Floor

Los Angeles, CA 90067

Subadviser to Multi-Sector Fixed Income Series:

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Principal Underwriter:

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103

Custodian:

JPMorgan Chase Bank, National Association

One Chase Manhattan Plaza, 19th Floor

New York, NY 10005

Administrator:

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103

Transfer Agent, Fund Accountant, Subadministrator and Dividend Dispersing Agent:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item  34.          Management Services

None.

Item 35.           Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 28th day of April, 2014.

Virtus Variable Insurance Trust

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the 28th day of April, 2014.

Signature	Title

/s/ W. Patrick Bradley	Vice President, Chief Financial Officer and Treasurer
W. Patrick Bradley

Trustee
Roger A. Gelfenbien*

Trustee
Eunice S. Groark*

Trustee
John R. Mallin*

Trustee
Hassell H. McClellan*

Trustee
Thomas J. Brown*

Trustee and Chairman
Philip R. McLoughlin*

/s/ George R. Aylward	President and Trustee
George R. Aylward

By:	/s/ George R. Aylward

* George R. Aylward, pursuant to Powers of Attorney.

S-1

Exhibit Index

Exhibit	Description
d.1. b	Second Amendment to Investment Advisory Agreement between Registrant and VIA effective as of January 1, 2014.
d.2.a	First Amendment to Subadvisory Agreement between Newfleet and VIA dated January 1, 2014.
d.5.a	First Amendment to Subadvisory Agreement between DPIM and VIA dated January 1, 2014.
e.2.a	Amendment to Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of January 1, 2013.
e.4	Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of April 25, 2013
e.4.a	Amendment to Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of July 1, 2013.
e.5	Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of May 23, 2013.
f	Amended and Restated Virtus Variable Insurance Trust Deferred Compensation Program, effective February 25, 2014.
h.2	Amended and Restated Administration Agreement between Registrant and Virtus Fund Services dated January 1, 2014.
h.3	Third Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of January 1, 2014.
h.9	Participation Agreement among Registrant, VP Distributors and Symetra Life Insurance Company, dated as of April 2013.
h.10	Participation Agreement among Registrant, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of May 23, 2013.
j.1	Consent of PricewaterhouseCoopers LLP.
p.4	Code of Ethics of F-Squared.